SECURITIES ACT FILE NO. 333-
                                  INVESTMENT COMPANY ACT FILE NO. 811-

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                    Pre-Effective Amendment No.                    [ ]
                                                -----------

                    Post-Effective Amendment No.                   [ ]
                                                -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                    Amendment No.                                  [ ]
                                 ---------------

                    COLONIAL INVESTMENT GRADE INTERVAL TRUST
               (Exact Name of Registrant as Specified in Charter)

          c/o ROPES & GRAY, ONE INTERNATIONAL PLACE, BOSTON, MA 02110
                    (Address of Principal Executive Offices)

                                 (617) 951-7000
              (Registrant's Telephone Number, including Area Code)

                              Name and Address of
                               Agent for Service

                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624


                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):
  [X] when declared effective pursuant to Section 8(c)



        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                            PROPOSED MAXIMUM      PROPOSED MAXIMUM
TITLE OF SECURITIES    AMOUNT BEING         OFFERING PRICE PER    AGGREGATE OFFERING    AMOUNT OF
BEING REGISTERED       REGISTERED (1)       UNIT (1)              PRICE (1)             REGISTRATION FEE (2)
-------------------    --------------       ------------------    ------------------    --------------------
Common Shares,
of Beneficial
Interest

Class A                2,812,500                $12.00              $33,750,000            $9,383
Class B                2,812,500                $12.00              $33,750,000            $9,383
Class C                  562,500                $12.00               $6,750,000            $1,877
Class Z                   62,500                $12.00                 $750,000              $209


(1) Estimated solely for purposes of calculating the registration fee.

(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PROSPECTUS

                                     INVESTMENT GRADE INTERVAL TRUST

                            CLASS A, B AND C SHARES
                               ------------------
               Investment Grade Interval Trust is a diversified, closed-end management investment company that seeks, [as its primary investment objective, to provide high current income. The Trust's secondary investment objective is to seek total return.] Under normal circumstances, the Trust will invest at least 65% of its assets in investment grade debt securities (debt securities that are rated at least Baa/BBB or their equivalent by a rating agency or are determined
by            , the Trust's investment advisor (the "Advisor"), to be of comparable quality). The Trust generally expects to maintain an intermediate to long duration (approximately 3-7 years). The Trust expects that it will leverage its portfolio, through bank borrowings or otherwise, when the Advisor believes it would benefit the Trust. The use of leverage involves certain special risks. (See "Summary -- Special Risk Considerations -- Leverage Risk.") No assurance can be given that the Trust's investment objectives will be achieved. An investment in the Trust is not appropriate for all investors.

    This Prospectus sets forth concisely the information you should know before investing, including information about risks. You should read this Prospectus before you invest and keep it for future reference. The Trust's Statement of Additional Information, contains additional information about the Trust and is incorporated by reference into (which means it is considered to be a part of)
this Prospectus. You may obtain a free copy by calling            at
1-800-         . See page   of this Prospectus for a table of contents of the
Statement of Additional Information.
                               ------------------
      INVESTING IN THE SHARES OF THE TRUST INVOLVES RISKS. SEE THE "SPECIAL RISK CONSIDERATIONS" SECTION BEGINNING ON PAGE 2 OF THIS PROSPECTUS.

    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representations to the contrary is a criminal offense.
                               ------------------

                                                      PER CLASS A   PER CLASS B   PER CLASS C
                                                         SHARE         SHARE         SHARE      TOTAL
                                                      -----------   -----------   -----------   ------
Public Price(1).....................................    $             $12.00        $12.00      $
Sales Load(2).......................................    $               None          None      $
Proceeds to Trust (before expenses)(3)..............    $12.00        $12.00        $12.00      $

---------------
(1) The shares are offered on a best efforts basis at a price equal to net asset value. It is expected that the net asset value per share of the Trust will be $12.00.

(2) The maximum initial sales charge on Class A shares is 3.5% of the public offering price. Class B and C shares are not subject to an initial sales charge but are subject to an early withdrawal charge. Class A, B and C shares are subject to a distribution fee and a service fee. ("Distributor") will pay all sales commissions to authorized dealers from its own assets.

(3) Assumes the sale of all shares registered hereby, and the exclusion of
    approximately $         of organizational and initial offering expenses
    payable by the Trust.

    PERIODIC TENDER OFFERS. To provide liquidity to shareholders, the Trust will make quarterly repurchase offers, generally for 5% to 25% of its outstanding shares. (See "Periodic Tender Offers.")

    NOT EXCHANGE LISTED. The Trust does not intend to list the shares on any national securities exchange. Shares of the Trust have no history of public trading and there is not expected to be any secondary trading market in the shares. An investment in the shares should be considered illiquid.
                               ------------------
    This prospectus applies to the offering of shares of beneficial interest of the Trust, which may be continuously issued and sold from time to time by the Trust through the Distributor, as distributor and principal underwriter, and through your financial advisor. (See "How to Buy Shares.")

    The Trust's Class A shares are subject to a front-end sales charge and to a distribution fee and other expenses. The Trust's Class B shares will not be subject to a front-end sales charge, but will be subject to a declining early withdrawal charge (EWC) over a six-year period and a distribution fee, as well as other expenses. Class B shares will covert automatically to Class A shares eight years from the date of purchase. The Trust's Class C shares will not be subject to a front-end sales charge, but will be subject to an EWC of 1% during the first year a shareholder owns Class C shares and a distribution fee, as well as other expenses. The Trust may add additional classes of shares in the future.
                               ------------------
             ,

     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE TRUST HAS NOT, AND THE UNDERWRITER HAS NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE TRUST IS NOT, AND THE UNDERWRITER IS NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                            ------------------------

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PROSPECTUS SUMMARY..........................................    1
TRUST EXPENSES..............................................    5
THE TRUST...................................................    6
USE OF PROCEEDS.............................................    6
USE OF LEVERAGE AND RELATED RISKS...........................    7
OTHER INVESTMENT STRATEGIES AND RISKS.......................    7
MANAGEMENT OF THE TRUST.....................................    9
DETERMINATION OF NET ASSET VALUE............................   10
ORGANIZATION AND DESCRIPTION OF SHARES......................   10
HOW TO BUY SHARES...........................................   11
PERIODIC TENDER OFFERS......................................   12
MULTIPLE PRICING SYSTEM.....................................   14
TAX MATTERS.................................................   16
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
  REGISTRAR.................................................   18
REPORTS TO SHAREHOLDERS.....................................   18
FURTHER INFORMATION.........................................   18
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   19

--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

     This summary highlights selected information from this Prospectus. It may not contain all of the information that is important to you. You should read this entire Prospectus carefully, including the risk factors. This summary is qualified in its entirety by reference to the detailed information included in this Prospectus and the Statement of Additional Information.

THE TRUST.....................                  Investment Grade Interval Trust
                                 is a newly organized diversified, closed-end
                                 management investment company. See "The Trust." The Trust was organized as a Massachusetts
                                 business trust on November   , 1999 and has
                                 registered under the Investment Company Act of 1940.

                                 The Trust intends to offer its shares
                                 continuously through the Distributor, as principal underwriter, and through financial advisors at a price equal to the next determined net asset value per share. [The minimum initial investment is $10,000 and the minimum subsequent investment is $250.] The Trust reserves the right to change the investment minimums and to refuse a purchase order for any reason.

CLASSES OF SHARES.............   The Trust offers three classes of shares in
                                 this prospectus, with each class having its own sales charge and expense structure. Each class has distinct advantages and disadvantages for different investors. (See "Multiple Pricing
                                 System.")

INVESTMENT OBJECTIVES.........   [The Trust's primary investment objective is to
                                 provide high current income. The Trust's secondary objective is to seek total return.]

INVESTMENT STRATEGIES.........   The Trust seeks to achieve its investment goals
                                 by investing in:

                                      - Debt securities issued by the U.S.
                                        government or U.S. corporations
                                        (including mortgage and other
                                        asset-backed securities); and

                                      - Debt securities issued by foreign
                                        governments or corporations.

                                 The Trust has wide flexibility to vary its allocation of investments among debt securities at any given time based on the Advisor's estimate of the expected performance and risk of each type of investment.

                                 The Trust may also invest to a lesser extent in common and preferred stocks to pursue its goal of total return.

                                 The Trust may, to the extent permitted by the Investment Company Act of 1940, "leverage" its portfolio by investing borrowed money when the Advisor believes it would benefit the Trust. The Trust may also leverage its portfolio through the use of reverse repurchase agreements, short sales and certain derivative instruments.

                                 Although the Trust normally invests at least
                                 65% of its assets in investment grade debt securities, it may invest the remainder of its assets in lower-rated corporate debt securities. Lower-rated securities are:

                                      - rated below BBB by Standard & Poor's
                                        Corporation;

--------------------------------------------------------------------------------

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                                      - rated below BBB by Moody's Investor
                                        Services, Inc.; or

                                      - assigned a comparable rating by another
                                        nationally recognized rating service, or

                                      - unrated and believed by the Advisor to
                                        be comparable in quality to a
                                        lower-rated debt security.

                                 The Trust may invest up to [ ] of its assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

                                 Approval by the Trust's shareholders is not required to modify or change the Trust's goals or investment strategies.

SPECIAL RISK CONSIDERATIONS...   The primary risks of investing in the Trust are
                                 described below. There are many circumstances
                                 (that are not described here) which could cause you to lose money by investing in the Trust or prevent the Trust from achieving its goals.

                                 No operating history. The Trust is a newly organized closed-end investment company with no history of operations.

                                 Interest rate risk is the risk of a change in the price of a bond when interest rates change. In general, if interest rates rise, bond prices fall and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Trust receives from them but will affect the value of the Trust's shares. Interest rate risk is generally greater for bonds with longer maturities.

                                 Market risk is the risk that the price of a security held by the Trust will fall due to changing economic, political or market conditions, or due to the financial condition of the issuer of the security. Because stocks purchased by the Trust pay dividends only after payments are made to bond holders, the value of such stock usually will react more strongly than the bonds to actual or perceived changes in the issuers' financial condition.

                                 Leverage risk. The use of leverage through the future bank borrowings by the Trust, as well as through the purchase of certain derivative instruments or the use of reverse repurchase agreement or short sale transactions, will create an opportunity for increased net income, but will also create special risks. The Trust intends to use leverage to provide the holders of the shares with a potentially higher return, but its leveraging strategy may not be successful. Leverage creates risks for holders of the shares, including the likelihood of greater volatility of the net asset value and market price of the shares.

                                 If the income from the securities purchased with leveraged proceeds is not sufficient to cover the cost of leverage, the Trust's return will be lower than if leverage had not been used.

                                 Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Trust may, at times, be unable to sell foreign

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets. The risks of foreign investment are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation or currency devaluations, which could hurt their economies and securities markets.

                                 Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Trust because of its investments in mortgage and other asset-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners (or other borrowers) are more likely to refinance their home mortgages (or other debt). When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage and other asset-backed securities may offer less potential for gain than any other debt securities. During periods of rising interest rates, mortgage and other asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of securities. In addition, the potential impact of prepayment on the price of a mortgage and other asset-backed security may be difficult to predict and result in greater volatility.

                                 Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. Because the Trust may invest in fixed income securities issued by private entities, including certain types of corporate bonds, the Trust is subject to issuer risk. This could result in decreases in the price of the security. Lower rated securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

                                 Management risk, which exists in varying amounts in most mutual funds, refers to the possibility that the Advisor may fail to anticipate market movements and the risks described herein, or to execute the Trust's strategy effectively.

--------------------------------------------------------------------------------

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INVESTMENT ADVISOR............                  , an investment adviser
                                 registered under the Investment Advisers Act of 1940, has served as the Trust's Advisor since the Trust's inception. The Advisor is a wholly
                                 owned subsidiary of                , which is
                                 an indirect majority-owned subsidiary of
                                                .

DISTRIBUTIONS.................   Income dividends are normally declared each
                                 business day, paid monthly, and confirmed at least quarterly. Capital gains, if any, are distributed at least annually, usually in December. Income dividends and capital gains distributions may be received in cash or reinvested in additional full and fractional shares of the Trust.

PERIODIC TENDER OFFERS........   The Trust has adopted a fundamental policy to
                                 offer each calendar quarter to repurchase a specified percentage (generally between 5% and 25%) of the shares then outstanding at its net asset value. Such repurchase offers are referred to as Tender Offers. Tender Offers are scheduled to occur on the [15th] day (or the next business day if the [15th] is not a business day) in the months of [March, June, September, and December]. (See "Periodic Tender
                                 Offers.")

--------------------------------------------------------------------------------

                                 TRUST EXPENSES

     The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Trust.

                                                                                        CLASS
                                                              CLASS A    CLASS B (2)      C
                                                              -------    -----------    -----
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed (as a percentage of offering
price)......................................................   3.50%         None        None
Sales Load Imposed on Reinvested Dividends..................   None          None        None
Early Withdrawal Charge(3)..................................   None(8)       3.25%       1.00%
Exchange Fee................................................   None          None        None

ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS
  EXCLUDING LEVERAGE)(4)
Management and Administrative Fee(5)........................       %             %           %
Distribution and Service Fees(3)............................       %             %           %
Other Operating Expenses(6).................................       %             %           %
Total Annual Expenses(7)....................................       %             %           %
Expense Reimbursement(7)....................................       %             %           %
Net Expenses(7).............................................       %             %           %

---------------
(1) Financial advisors may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2) Class B shares will automatically covert to Class A shares eight years after purchase.

(3) The maximum EWC on Class B shares applies for repurchases during the first year. The charge is 3.25% for shares submitted and accepted for repurchase during the first year after each purchase, 3.00% during the second year, 2.00% during the third year, 1.50% during the fourth year, and 1.00% during the fifth year. There is no EWC on Class B shares thereafter. The EWC on Class C shares is 1% within the first year from each purchase. There is no EWC on Class C shares thereafter.

(4) Figures assume the Trust borrows in an amount representing 33 1/3% of the Trust's total assets (including the proceeds of such borrowing). If the Trust does not utilize any leverage, the Trust estimates that annual operating expenses would be approximately as follows:

                                                                CLASS A    CLASS B    CLASS C
                                                                -------    -------    -------
    Management Fees...........................................       %            %          %
    Distribution and Service Fees.............................       %            %          %
    Other Expenses............................................       %            %          %
    Total Annual Expenses -- Gross............................       %            %          %
      Expense Reimbursement...................................       %            %          %
    Total Annual Expenses -- Net..............................       %            %          %

(5) Management fees includes both the management fee and the administrative fee charged to the Trust. Expressed as a percentage of average total net assets
    excluding leverage,             receives an annual management fee of [  %]
    from the Trust and             receives an administrative fee of [  %] from
    the Trust. Expressed as a percentage of average total net assets including
    leverage,             receives a management fee of [  %] and
                receives and administrative fee of [  %].

(6) Other Operating Expenses are based on estimated amounts for the current fiscal year for Class A, B and C.

(7) has undertaken to reimburse the Trust for its operating expenses to the extent that such expenses exceed [ %] for the Class A shares, [ %] for the Class B shares, and [ %] for the Class C shares, respectively. Any such reimbursement will lower the particular class's overall expense ratio and increase its overall return to investors.

(8) Class A shares bought without an initial sales charge [in accounts aggregating $1 million to $5 million] are subject to a 0.50% EWC if the shares are sold within 18 months of the time of each purchase. The 18-month period begins on the first day of the month following each purchase.

EXAMPLE. This Example helps you compare the cost of investing in the Trust to the cost of investing in other mutual funds. The Example assumes that (i) you invest $1,000 in the Trust, (ii) your investment has a 5% return each year,
(iii) operating expenses remain the same, (iv) all income dividends and capital gains distributions are reinvested in additional shares, and (v) expense reimbursements are in effect for the first year in the periods below:

WITH LEVERAGE*

CLASS                                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----                                                  --------    --------    --------    --------
Class A..............................................  $           $           $           $
Class B:
  Did not sell your shares...........................  $           $           $           $     **
  Sold all your shares at the end of the period......  $           $           $           $     **
Class C:
  Did not sell your shares...........................  $           $           $           $
  Sold all your shares at the end of the period......  $           $           $           $

WITHOUT LEVERAGE

CLASS                                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----                                                  --------    --------    --------    --------
Class A..............................................  $           $           $           $
Class B:
  Did not sell your shares...........................  $           $           $           $     **
  Sold all your shares at the end of the period......  $           $           $           $     **
Class C:
  Did not sell your shares...........................  $           $           $           $
  Sold all your shares at the end of the period......  $           $           $           $

---------------
 * The table assumes leverage representing 33 1/3% of total assets.

** Class B shares convert to Class A shares after eight years. The 10-year expense example for Class B shares reflects Class B share expenses for eight years and Class A expenses for two years.

                                   THE TRUST

     The Trust is a closed-end, diversified management investment company. [The Trust's primary investment objective is to provide high current income. The Trust's secondary investment objective is to seek total return.]. No assurance can be given that the Trust's investment objectives will be achieved. The Trust was organized as Massachusetts business trust under the laws of the Commonwealth
of Massachusetts on             , 1999, and is registered under the Investment
Company Act of 1940. The Trust's principal office is located at                ,
and its telephone number is                .

                                USE OF PROCEEDS

     The net proceeds from the sale of the shares offered hereby will be invested in accordance with the Trust's investment objectives and policies. It is presently anticipated that the Trust will be able to invest substantially all of the net proceeds in debt securities that meet the Trust's investment objectives at or shortly (within six to eight weeks) after the completion of the offering. To the extent that all of the proceeds cannot be so invested, pending such investment, the Trust will invest such proceeds initially in high-quality, short-term money market securities.

                       USE OF LEVERAGE AND RELATED RISKS

     The Trust's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies, including a higher volatility of the net asset value of the shares and potentially more volatility in the market value of the shares. Any investment income or gains earned by the Trust on amounts borrowed that is in excess of interest and dividends due thereon will cause the value of and dividends, if any, on the Trust's shares to rise more quickly than would otherwise be the case. Conversely, if the investment performance by the Trust on leverage fails to cover the interest and dividends on such leverage, the value of the shares may decrease more quickly than would otherwise be the case and dividends thereon will be reduced or eliminated. This is the speculative effect of "leverage."

     If the Trust's current investment income were not sufficient to meet interest payments on the of leverage, it could be necessary for the Trust to liquidate certain of its investments, thereby reducing the net asset value attributable to the shares. In addition, a decline in the net asset value of the Trust's investments may affect the ability of the Trust to make dividend payments on its shares and such failure to pay dividends or make distributions may result in the Trust ceasing to qualify as a regulated investment company under the Code. Leverage may constitute a substantial lien and burden on the shares by reason of their prior claim against the income of the Trust and against the net assets of the Trust in liquidation.

     Successful use of a leveraging strategy may depend on the Advisor's ability to correctly predict interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

     Assuming the utilization of leverage in the amount of      % of the Trust's
total assets and an annual interest rate of [     %] payable on such leverage
based on market rates as of the date of this prospectus, the additional income that the Trust must earn (net of expenses) in order to cover such dividend
payments would be [     %]. The Trust's actual cost of leverage will be based on
market rates at the time the Trust undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

     The following table is designed to illustrate the effect on the return to a
holder of the Trust's shares of leverage in the amount of approximately      %
of the Trust's total assets, assuming hypothetical annual returns of the Trust's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assuming Portfolio Return (net of expenses).................  (10%)   (5%)    0%     5%    10%
Corresponding Share Return Assuming [   ]% Leverage.........    (%)    (%)    (%)     %      %

                     OTHER INVESTMENT STRATEGIES AND RISKS

HEDGING STRATEGIES

     The Trust may enter into a number of hedging strategies, including futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose value derives from the future, not current, performance of an underlying security, an index or a currency. The Trust will use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) in connection with the Trust's bond holdings or to adjust the duration of the Trust's bond holdings. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Trust.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS

     When-issued securities and forward commitments are securities which are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Trust sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

SHORT SALES

     A short sale is effected by selling a security that the Trust does not own, or, if the Trust does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Trust contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a capital gain. Because the Trust's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited.

REVERSE REPURCHASE AGREEMENTS

     The Trust may enter into reverse repurchase agreements by selling securities and simultaneously agreeing to buy them back at a later date at a price equal to the price paid to the Trust, together with an amount representing interest on such amounts. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the value of the securities bought may decline at the same time there is a decline in the securities sold (and required to be repurchased.)

ZERO COUPON BONDS

     The Trust may invest in zero coupon bonds. Zero coupon bonds are issued at less than their face value and do not make any payments of interest. As a result, these bonds include greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.

TEMPORARY DEFENSIVE STRATEGIES

     The Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Trust's normal investment activities. During such times, the Trust may invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Trust from achieving its goals.

     In seeking to achieve its goals, the Trust may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Trust and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed
in the SAI, which you may obtain by contacting [               at
1-800-   -     ].

[YEAR 2000 COMPLIANCE

     Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer system used by the Advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Trust's advisor, distributor, and transfer agent are taking steps that they believe are reasonably designed to address the Year 200 Problem, including communicating with vendors who furnish services, software and systems to the Trust, to provide that date-related information and data can be properly processed after January 1, 2000. Many Trust service providers and vendors,
including                , are in the process of making Year 2000 modifications
to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Trust will not be adversely affected. The Trust invests in emerging markets in developing countries and some reports indicate that developing countries may be behind other countries with respect to Year 2000 compliance.]

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The Board of Trustees is responsible for the general supervision of the Trust, including general supervision of the duties performed by the Advisor
under its Management Agreement with the Trust. There are      trustees of the
Trust,      of whom are "interested persons" (as defined in the Investment
Company Act of 1940) of the Trust, the Advisor or the Distributor. The names and addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

THE ADVISOR

     The Advisor is                a                corporation having its
principal offices at                . The Advisor is a wholly owned subsidiary
of                ("               ") and both                and the Advisor
are indirect, majority-owned subsidiaries of                ("               "),
an                in the United States. The Advisor has been an investment
adviser since 19  . As of the date of this Prospectus, the Advisor serves as
investment adviser or sub-adviser for    open-end and    closed-end management
investment companies and manages over $     billion in assets.

     The Advisor's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate,
               ("               "), by a combined management team of employees
from both companies.                also shares personnel, facilities and
systems with the Advisor that may be used in providing administrative services
to the Trust. Both the Advisor and                are subsidiaries of
               .

                    , a                of the Advisor, will manage the Trust.
               joined the Advisor in      as                and has managed
various other funds for the Advisor since that time. Prior to joining the
Advisor,                was a                with                from
               to                .

MANAGEMENT AGREEMENT

     The Management Agreement between the Advisor and the Trust (the "Management Agreement") provides that, subject to the direction of the Board of Trustees of the Trust and the applicable provisions of the Investment Company Act of 1940, the Advisor is responsible for the actual management of the Trust's portfolio. The responsibility for making decisions to buy, sell or hold a particular investment rests with the Advisor, subject to review by the Board of Trustees of the Trust and compliance with the applicable provisions of the Investment Company Act of 1940.

     The Advisor provides the Trust with accounting, bookkeeping and pricing services and other services and office facilities (the expenses of which are borne by the Trust as specified below), except to the extent these services are provided by an administrator or an accounting firm hired by the Trust.

     Under the Management Agreement with the Trust, the Advisor receives a monthly advisory fee at the annual rate of [ %] of the average weekly net assets of the Trust including assets representing leverage.

     The Advisor places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Trust to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Advisor may consider sales
of shares of certain Trusts distributed by affiliates of                in
selecting broker-dealers for portfolio security transactions.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Trust will be determined no less frequently than as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the last business day of each week (generally Friday), and at such other times as the Trust may authorize. The net asset value of the Trust equals the value of the Trust's assets less the Trust's liabilities. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Board of Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees.

                     ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust is a Massachusetts business trust organized under an Agreement
and Declaration of Trust ("Declaration of Trust") dated           , 1999, which
provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust offers four classes of shares:
Class A, Class B, Class C and Class Z.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the Trust. However, the Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, the Trust shall look only to its assets for payment under such credit, contract or claim, and that the shareholders, trustees and officers of the Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. Further, the Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations.

     The shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Trust's knowledge, is there, or is there expected to be, any secondary trading market in the shares.

     STATUS OF SHARES. The Board of Trustees may classify or reclassify any issued or unissued shares of the Trust into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions or repurchase of such shares. Any such classification or reclassification will
comply with the provisions of the 1940 Act. As of           , 1999, the
following shares of the Trust were outstanding:

                                     (2)                (3)                             (4)
              (1)                   AMOUNT      AMOUNT HELD BY TRUST            AMOUNT OUTSTANDING
TITLE OF CLASS                    AUTHORIZED     OR FOR ITS ACCOUNT     EXCLUSIVE OF AMOUNT SHOWN UNDER (3)
--------------                    ----------    --------------------    -----------------------------------
Class A.........................
Class B.........................
Class C.........................
Class Z.........................

                               HOW TO BUY SHARES

     Your financial advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. When the Trust receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

     Outlined below are various ways you can purchase shares:

METHOD                                                            INSTRUCTIONS
------                                                            ------------
Through your financial advisor              Your financial advisor can help you establish your
                                            account and buy Trust shares on your behalf.
By check (new account)                      For new accounts, send a completed application and check
                                            made payable to the Trust to the transfer agent,
                                                           .
By check (existing account)                 For existing accounts, fill out and return the
                                            additional investment stub included in your quarterly
                                            statement, or send a letter of instruction, including
                                            your Trust name and account number with a check made
                                            payable to the Trust to                .
[By exchange                                You or your financial advisor may acquire shares by
                                            exchanging shares you own in another           fund for
                                            shares of the same class of the Trust at no additional
                                            cost. To exchange by telephone, call 1-800-          .
                                            There may be an additional charge when exchanging from a
                                            money market fund.]
By wire                                     You may purchase shares by wiring money from your bank
                                            account to your Trust account. To wire funds to your
                                            Trust account, call 1-800-          to obtain a control
                                            number and the wiring instructions.
By electronic funds transfer                You may purchase shares by electronically transferring
                                            money from your bank account to your Trust account by
                                            calling 1-800-          . Your money may take up to two
                                            business days to be invested. You must set up this
                                            feature prior to your telephone request. Be sure to
                                            complete the appropriate section of the application.
Automatic investment plan                   You can make monthly or quarterly investments
                                            automatically from your bank account to your Trust
                                            account. You can select a pre-authorized amount to be
                                            sent via electronic funds transfer. Be sure to complete
                                            the appropriate section of the application for this
                                            feature.

METHOD                                                            INSTRUCTIONS
------                                                            ------------
By dividend diversification                 You may automatically invest dividends distributed by
                                            the Trust into the same class of shares of another fund
                                            at no additional sales charge. To invest your dividends
                                            in another fund, call 1-800-          .
Investment Minimums                         Initial Investment               $10,000
                                            Subsequent Investments             $50

     The Trust reserves the right to change the investment minimums. The Trust also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Trust and its shareholders.

                             PERIODIC TENDER OFFERS

     The Board has adopted share repurchase policies as fundamental policies. Those policies, which may not be changed without the vote of the holders of a majority of the Trust's outstanding voting securities, provide that each calendar quarter, the Trust intends to make a Tender Offer to repurchase a portion of the outstanding shares from shareholders who request repurchase. The price of the repurchase of shares normally will be the net asset value per share determined as of the close of business (4:00 p.m., Eastern time) on the date the Tender Offer ends or within a maximum of 14 days after the Tender Offer ends as described below.

     REPURCHASE PROCEDURE. At the beginning of each Tender Offer, shareholders will be notified in writing about the Tender Offer, how they may request that the Trust repurchase their shares and the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), which is the date the Tender Offer ends. The time between the notification of the shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. For each Tender Offer, it is anticipated that each Repurchase Request Deadline will be on the [15th day] in each of the months of [March, June, September and December], or, if the [15th] day is not a business day, the next business day. The repurchase price of the shares will be the net asset value as of the close of regular trading on the NYSE on the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date"). It is anticipated that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline, and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Trust has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.

     The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and other pertinent laws. Shares tendered by shareholders by any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders in cash within seven days after each Repurchase Pricing Date. The end of the seven days is referred to as the "Repurchase Payment Deadline."

     Repurchase offers and the need to fund repurchase obligations may affect the ability of the Trust to be fully invested, which may reduce returns. Moreover, diminution in the size of the Trust through repurchases without offsetting new sales may result in untimely sales of portfolio securities and a higher expense ratio, and may limit the ability of the Trust to participate in new investment opportunities. The Trust may borrow to meet repurchase obligations, which entails certain risks and costs. The Trust may also sell portfolio securities to meet repurchase obligations which, in certain circumstances, may adversely affect the market for portfolio securities and reduce the Trust's value.

     REPURCHASE AMOUNTS. The Board, in its sole discretion, will determine the number of shares that the Trust will offer to repurchase (the "Tender Offer Amount") for a given Repurchase Request Deadline. However, the Tender Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

     If shareholders tender more than the Tender Offer Amount for a given Tender Offer, the Trust may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline. If the Trust determines not to repurchase more than the Tender Offer Amount, or if the Trust determines to repurchase the additional 2% of the shares outstanding, but Trust shareholders tender shares in excess of that amount, the Trust will repurchase the shares on a pro rata basis. The Trust may, however, accept all shares tendered by shareholders who own less than 100 shares and who tender all their shares, before accepting on a pro rata basis shares tendered by other shareholders.

     NOTICES TO SHAREHOLDERS. Notice of each quarterly Tender Offer (and any additional discretionary repurchase offers) will be given to each beneficial owner of shares between 21 and 42 days before each Repurchase Request Deadline. The notice will contain information shareholders should consider in deciding whether or not to tender their shares. The notice will also include detailed instructions on how to tender shares. The notice will state the Tender Offer Amount. The notice will also identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline. The notice will describe the risk of fluctuation in the net asset value between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Trust may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date under certain circumstances (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline). The notice will describe (i) the procedures for shareholders to tender their shares, (ii) the procedures for the Trust to repurchase shares on a pro rata basis, (iii) the circumstances in which the Trust may suspend or postpone a Tender Offer, and (iv) the procedures that will enable shareholders to withdraw or modify their tenders of shares until the Repurchase Request Deadline. The notice will set forth the net asset value of the shares to be repurchased no more than seven days before the date of notification, and how shareholders may ascertain the net asset value after the notification date.

     REPURCHASE PRICE. The notice of the Tender Offer will also provide information concerning the net asset value per share, such as the net asset value as of a recent date or a sampling of recent net asset values, and a toll-free number for information regarding the Tender Offer.

     SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Trust may suspend or postpone a repurchase offer only: (A) if making or effecting the repurchase offer would cause the Trust to lose its status as a regulated investment company under the Internal Revenue Code; (B) for any period during which the NYSE or any market on which the securities owned by the Trust are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or
(D) for such other periods as the SEC may by order permit for the protection of shareholders of the Trust.

     LIQUIDITY REQUIREMENTS. The Trust must maintain liquid assets equal to their Tender Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Trust and the Portfolio will ensure that a percentage of its respective net assets equal to at least 100% of the Tender Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Trust has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

     The Board of Trustees has adopted procedures that are reasonably designed to ensure that the assets are sufficiently liquid so that the Trust can comply with the Tender Offer and the liquidity requirements described in the previous paragraph. If, at any time, the Trust falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

                            MULTIPLE PRICING SYSTEM

     CHOOSING A SHARE CLASS. The Trust offers three classes of shares in this prospectus: Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. The Trust also offers Class Z shares, which are available only to institutional and other investors through a separate prospectus.

     SALES CHARGES. You may be subject to an initial sales charge when you purchase or an early withdrawal charge ("EWC") when you tender shares of the Trust. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the SAI.

     CLASS A SHARES. Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the amount of your additional purchase, plus the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also shows the commission paid to the financial advisor firm on sales of Class A shares.

                                                             AS A % OF                   % OF OFFERING
                                                             THE PUBLIC      AS A %      PRICE PAID TO
                                                              OFFERING      OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                                             PRICE       INVESTMENT    ADVISOR FIRM
------------------                                           ----------    ----------    -------------
Less than $100,000.........................................     3.50                         3.25
$100,000 to less than $500,000.............................     2.25                         2.00
$500,000 to less than $1,000,000...........................     1.25                         1.00
$1,000,000 or more*........................................     0.00                         0.50

---------------
* Class A shares bought without an initial sales charge [in accounts aggregating $1 million to $5 million] are subject to a 0.50% EWC if the shares are sold within 18 months of the time of each purchase. The 18-month period begins on the first day of the month following each purchase.

     CLASS A SHARES. For Class A share purchases of $1 million or more, financial advisors receive a commission from the Distributor as follows:

AMOUNT PURCHASED                                              COMMISSION %
----------------                                              ------------
First $5 million............................................      0.50
Over $5 million.............................................      0.25*

---------------
* Paid over 12 months but only to the extent the shares remain outstanding.

     REDUCED SALES CHARGES FOR LARGER INVESTMENTS. There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Trust accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase Class A shares at a reduced sales charge or net asset value, which is the value of a Trust share excluding any sales charges. See the SAI for a description of these situations.

     CLASS B SHARES. Your purchases of Class B shares are at the Trust's net asset value. Class B shares have no front-end sales charge, but carry an EWC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The EWC generally declines each year and eventually disappears. Class B shares automatically convert to Class A shares after eight years. The Distributor pays the financial advisor firm an up-front commission of 3.25% on sales of Class B shares.

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD
-----------------------------                           ---------------
Through first year....................................       3.25
Through second year...................................       3.00
Through third year....................................       2.00
Through fourth year...................................       1.50
Through fifth year....................................       1.00
Longer than five years................................       0.00

     CLASS C SHARES. Similar to Class B shares, your purchases of Class C shares are at the Trust's net asset value. Although Class C shares have no front-end sales charge, they carry an EWC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying an EWC. Class C shares do not convert into Class A shares. The Distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

     DISTRIBUTION AND SERVICE FEES. In addition to an EWC, each class of shares is authorized under a distribution plan (Plan) to use the assets attributable to a class to finance certain activities relating to the distribution of shares to investors. These include marketing and other activities to support the distribution of the Class A, B, and C shares and the services provided to you by your financial advisor. The Plan was approved and reviewed in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Trust is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of a pending exemptive order under the 1940 Act to permit it to have a multi-class structure, EWCs, and distribution fees.

     Under the Plan, the Trust pays the Distributor monthly distribution and service fees at an annual rate of up to 0.25% of average daily net assets attributable to Class A shares, [0.60%] of average daily net assets attributable to Class B shares, and [0.85%] of average daily net assets attributable to Class C shares, respectively. The Trust's trustees currently limit amounts payable with respect to Class A shares to an annual rate of 0.15% of average daily net assets. Since the distribution and service fees are payable regardless of the Distributor's expenses, the Distributor may realize a profit from the fees. The Plan authorizes any other payments by the Trust to the Distributor and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of Trust shares.

     The trustees believe that the Plan could be a significant factor in the growth and retention of Trust assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Trust shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Independent Trustees is effected by such Independent Trustees.

     EARLY WITHDRAWAL CHARGES ("EWC"). Certain investments in Class A, B and C shares are subject to an EWC. You will pay the EWC only on shares you tender within a certain amount of time after purchase. The EWC generally declines each year until there is no charge for tendering shares. The EWC is applied to the net asset value at the time of purchase or repurchase, whichever is lower. For purposes of calculating the EWC, the start of the holding period is the first day of the month following each purchase. Shares you purchase with reinvested dividends or capital gains are not subject to an EWC. When shares are repurchased, the Trust will automatically repurchase those shares not subject to an EWC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the EWC. In certain circumstances, EWCs may be waived, as described in the SAI.

     CONVERSION FEATURE. Class B shares will automatically convert to Class A shares after eight years and after that date, Class B shares will no longer be subject to the distribution fees applicable to Class B shares. Conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares from asset-based distribution expenses applicable to such shares at such time as the Class B shares have been outstanding for a duration sufficient for the Distributor to have been substantially compensated for distribution-related expenses incurred in connection with those shares. Class C shares do not convert to Class A shares. Therefore, holders of Class C shares will continue to bear the asset-based distribution fees on the Class C shares for as long as they hold such shares.

     [HOW TO EXCHANGE SHARES. Shareholders of the Trust whose shares are repurchased during a Tender Offer may exchange those shares for shares of the
same class of a Trust distributed by the Distributor (               ) at net
asset value. Trust shareholders will not be able to participate in this exchange privilege at any time other than in connection with a Tender Offer. If your shares are subject to an EWC, you will not be charged an EWC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC (a CDSC is the deferred sales charge applicable to the open-end funds) or EWC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC or EWC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC or EWC will be the EWC of the original Trust.

     Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Trust may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Portfolio.]

                                  TAX MATTERS

     The following federal tax discussion reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Trust. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Trust may be subject to foreign, state and local taxes. Prospective shareholders are therefore urged to consult their tax advisors with respect to the tax consequences to them of an investment in the Trust. For more information on federal income tax considerations, see "Tax Matters" in the Statement of Additional Information.

FEDERAL TAXATION OF THE TRUST

     The Trust intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. If the Trust so qualifies, the Trust will not be subject to federal income tax on income distributed in a timely manner to Trust shareholders in the form of dividends or capital gain distributions. The Trust intends to distribute all its net investment income (tax-exempt or taxable) and all its net capital gains to shareholders at least annually. [If the Trust is determined not to have distributed all its net investment income, it could owe tax at the corporate level and, in certain circumstances, lose its eligibility to be treated as a regulated investment company.] For more information on the requirements the

Trust must satisfy in order to qualify as a regulated investment company, see "Tax Matters -- Federal Taxation of the Trust" in the Statement of Additional Information.

     The Trust's investments and hedging activities are subject to special federal tax rules. Federal rules governing the Trust's hedging transactions (including hedging transactions in futures and options) may alter the character of distributions to shareholders. The Trust's investment in securities issued at a discount will (and investments in securities purchased at a discount may) require the Trust to accrue and distribute income not yet received. Therefore, in order to generate sufficient cash to make the requisite distributions, the Trust may be required to sell securities in its portfolio that it otherwise would have continued to hold.

FEDERAL TAXATION OF SHAREHOLDERS

     DIVIDENDS AND OTHER DISTRIBUTIONS. Distributions of net investment income (including the excess, if any, of net short-term capital gain over net long-term capital loss), will be taxable to shareholders as ordinary income, and will not qualify for the corporate dividends-received reduction. Distributions of net capital gain will be taxable to shareholders as long-term capital gain (generally, at a 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Trust, and will not qualify for the corporate dividends-received deduction.

     Distributions of income and capital gain are taxable whether received in cash or reinvested in additional shares. If a dividend or distribution is made shortly after a shareholder purchases shares of the Trust, while in effect a return of capital to the shareholder, the dividend or distribution is taxable, as described above. This is called "buying a dividend" and should be avoided, if possible.

     The Trust's net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than the Trust's net tax-exempt and taxable income. If the Trust distributes amounts in excess of the Trust's "earnings and profits" (which provides the measure of the Trust's dividend-paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. [This may occur for instance, if the distribution and service fees paid by the Trust are determined not to be capital expenditures.] A return of capital is not taxable to a shareholder and has the effect of reducing a shareholder's basis in the relevant shares, which basis reduction would cause shareholders to realize gain if their shares were sold for an amount equal to the liquidation price.

     Any dividend paid by the Trust during January of a given year generally is deemed to have been received by shareholders on December 31 of the preceding year, provided that the dividend actually was declared by the Trust in October, November and December of such preceding year and payable to shareholders of record on a date in such a month.

     The Trust will notify shareholders each year of the amount and tax status of dividends and other distributions, including the amount of any distribution of net capital gain.

     SALE OR REDEMPTION OF SHARES. In some circumstances, the sale or exchange of shares in the Trust may give rise to gain or loss. In general, any gain or loss realized upon a taxable disposition of shares in the Trust by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss. However, if a shareholder buys shares in the Trust and sells them at a loss within six months, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares in the Trust held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any net capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares in the Trust will be disallowed if other shares in the Trust are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares in the Trust will be adjusted to reflect the disallowed loss.

     Gain or loss, if any, resulting from a redemption of shares in the Trust generally will be treated as gain or loss from the sale or exchange of a capital asset under Section 302 of the Code, rather than as a dividend, but only if the redemption distribution (i) is deemed not to be essentially equivalent to a dividend, (ii) is in complete redemption of an owner's interest in the Trust,
(iii) is substantially disproportionate with respect to the owner, or (iv) with respect to non-corporate owners, is in partial liquidation of the Trust.

       CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

     The Trust's securities and cash are held by [The Chase Manhattan Bank], whose principal business address is [270 Park Avenue, New York, New York 10017-2070], as custodian (the "Custodian") under a custodian contract.

     [                                                                     ],
whose principal business address is [100 Federal Street, Boston, Massachusetts 02110], serves as dividend disbursing agent and as transfer agent and registrar for the Trust's shares.

                            REPORTS TO SHAREHOLDERS

     The Trust will send unaudited semiannual and audited annual reports to its shareholders, including, as currently required by regulations of the Securities and Exchange Commission, a list of investments held.

                              FURTHER INFORMATION

     The Trust has filed with the Securities and Exchange Commission (the "Commission"), Washington, DC 20549, a Registration Statement under the Securities Act with respect to the shares offered hereby. Further information concerning these securities and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part, on file with the Commission. The Registration Statement may be inspected without charge at the Commission's office in Washington, DC, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information with the Commission. Such reports, proxy and information statements and other information can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, DC 20549 and the Commission's regional offices, including offices at Seven World Trade Center, New York, New York 10048. Call 1-800-SEC-0330 for information about the public reference facilities. Copies of such material can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, DC 20549 at prescribed rates. Such reports and other information concerning the Trust may also be inspected at the offices of the New York Stock Exchange. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference into this Prospectus and the Statement of Additional Information, and reports, proxy and information statements and other information regarding registrants that file electronically with the Commission.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................  B-2
Trust Charges and Expenses..................................  B-3
Tender Offer Fundamental Policy.............................  B-3
Management of the Trust.....................................  B-3
Portfolio Transactions......................................  B-6
Net Asset Value.............................................  B-7
Description of Shares.......................................  B-7
Miscellaneous Investment Practices..........................  B-8
Tax Matters.................................................  B-20
Shareholder Liability.......................................  B-23
Custodian...................................................  B-24
Independent Accountants.....................................  B-24

                                                                     RULE 497(h)
                                                              FILE NO. 333-81131
PROSPECTUS
                                         INVESTMENT GRADE INTERVAL TRUST

                                 CLASS Z SHARES
                               ------------------

             Investment Grade Interval Trust is a diversified, closed-end management investment company that seeks, [as its primary investment objective, to provide high current income. The Trust's secondary investment objective is to seek total return.] Under normal circumstances, the Trust will invest at least 65% of its assets in investment grade debt securities (debt securities that are rated at least Baa/BBB or their equivalent by a rating agency or are determined
by              , the Trust's investment advisor (the "Advisor"), to be of comparable quality). The Trust generally expects to maintain an intermediate to long duration (approximately 3-7 years). The Trust expects that it will leverage its portfolio, through bank borrowings or otherwise, when the Advisor believes it would benefit the Trust. The use of leverage involves certain special risks. (See "Summary -- Special Risk Considerations -- Leverage Risk.") No assurance can be given that the Trust's investment objectives will be achieved. An investment in the Trust is not appropriate for all investors.

    This Prospectus sets forth concisely the information you should know before investing, including information about risks. You should read this Prospectus before you invest and keep it for future reference. The Trust's Statement of Additional Information, contains additional information about the Trust and is incorporated by reference into (which means it is considered to be a part of)
this Prospectus. You may obtain a free copy by calling              at
1-800-         . See page   of this Prospectus for a table of contents of the
Statement of Additional Information.
                               ------------------

      INVESTING IN THE SHARES OF THE TRUST INVOLVES RISKS. SEE THE "SPECIAL RISK CONSIDERATIONS" SECTION BEGINNING ON PAGE 2 OF THIS PROSPECTUS.

    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representations to the contrary is a criminal offense.
                               ------------------

[                                                          PER CLASS Z
                                                              SHARE
                                                           -----------
Public Price(1)..........................................    $12.00
Sales Load...............................................      None
Proceeds to Trust (before expenses)(2)...................    $12.00

---------------
(1) The shares are offered on a best efforts basis at a price equal to net asset value. It is expected that the net asset value per share of the Trust will be $12.00.

(2) Assumes the sale of all shares registered hereby, and the exclusion of
    approximately $         of organizational and initial offering expenses
    payable by the Trust. These expenses will be charged as operating expenses of the Trust.]

    PERIODIC TENDER OFFERS. To provide liquidity to shareholders, the Trust will make quarterly repurchase offers, generally for 5% to 25% of its outstanding shares. (See "Periodic Tender Offers.")

    NOT EXCHANGE LISTED. The Trust does not intend to list the shares on any national securities exchange. Shares of the Trust have no history of public trading and there is not expected to be any secondary trading market in the shares. An investment in the shares should be considered illiquid.
                               ------------------

    This prospectus applies to the offering of shares of beneficial interest of the Trust, which may be continuously issued and sold from time to time by the Trust through the Distributor, as distributor and principal underwriter, and through your financial advisor. (See "How to Buy shares.")

        The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the Trust's distributor; (ii) any registered investment adviser purchasing shares for its clients; (iii) any insurance company, trust company or investment company or foundation; [and (v) any trustee of the Trust, any employee of
             , or any of its affiliates, or any member of the immediate family of any trustee or employee.]
                               ------------------

           ,

     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE TRUST HAS NOT, AND THE UNDERWRITER HAS NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE TRUST IS NOT, AND THE UNDERWRITER IS NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                            ------------------------

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PROSPECTUS SUMMARY..........................................    1
TRUST EXPENSES..............................................    5
THE TRUST...................................................    5
USE OF PROCEEDS.............................................    5
USE OF LEVERAGE AND RELATED RISKS...........................    5
OTHER INVESTMENT STRATEGIES AND RISKS.......................    6
MANAGEMENT OF THE TRUST.....................................    8
DETERMINATION OF NET ASSET VALUE............................    9
ORGANIZATION AND DESCRIPTION OF SHARES......................    9
HOW TO BUY SHARES...........................................   10
PERIODIC TENDER OFFERS......................................   11
MULTIPLE SHARE CLASSES......................................   12
TAX MATTERS.................................................   13
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
  REGISTRAR.................................................   14
REPORTS TO SHAREHOLDERS.....................................   14
FURTHER INFORMATION.........................................   14
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   16

--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

     This summary highlights selected information from this Prospectus. It may not contain all of the information that is important to you. You should read this entire Prospectus carefully, including the risk factors. This summary is qualified in its entirety by reference to the detailed information included in this Prospectus and the Statement of Additional Information.

THE TRUST.....................                  Investment Grade Interval Trust
                                 is a newly organized diversified, closed-end
                                 management investment company. See "The Trust." The Trust was organized as a Massachusetts
                                 business trust on November   , 1999 and has
                                 registered under the Investment Company Act of 1940.

                                 The Trust intends to offer its shares
                                 continuously through the Distributor, as principal underwriter, and through financial advisors at a price equal to the next determined net asset value per share. The Trust reserves the right to change the investment minimums and to refuse a purchase order for any reason.

CLASSES OF SHARES.............   The Trust offers Class Z shares in this
                                 prospectus.

INVESTMENT OBJECTIVES.........   [The Trust's primary investment objective is to
                                 provide high current income. The Trust's secondary objective is to seek total return.]

INVESTMENT STRATEGIES.........   The Trust seeks to achieve its investment goals
                                 by investing in:

                                      - Debt securities issued by the U.S.
                                        government or U.S. corporations
                                        (including mortgage and other asset-
                                        backed securities); and

                                      - Debt securities issued by foreign
                                        governments or corporations.

                                 The Trust has wide flexibility to vary its allocation of investments among debt securities at any given time based on the Advisor's estimate of the expected performance and risk of each type of investment.

                                 The Trust may also invest to a lesser extent in common and preferred stocks to pursue its goal of total return.

                                 Although the Trust normally invests at least
                                 65% of its assets in investment grade debt securities, it may invest the remainder of its assets in lower-rated corporate debt securities. Lower-rated securities are:

                                 The Trust may, to the extent permitted by the Investment Company Act of 1940, "leverage" its portfolio by investing borrowed money when the Advisor believes it would benefit the Trust. The Trust may also leverage its portfolio through the use of reverse repurchase agreements, short sales and certain derivative instruments.

                                      - rated below BBB by Standard & Poor's
                                        Corporation;

                                      - rated below BBB by Moody's Investor
                                        Services, Inc.; or

                                      - assigned a comparable rating by another
                                        nationally recognized rating service, or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      - unrated and believed by the Advisor to
                                        be comparable in quality to a
                                        lower-rated debt security.

                                 The Trust may invest up to [     ] of its
                                 assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

                                 Approval by the Trust's shareholders is not required to modify or change the Trust's goals or investment strategies.

SPECIAL RISK CONSIDERATIONS...   The primary risks of investing in the Trust are
                                 described below. There are many circumstances
                                 (that are not described here) which could cause you to lose money by investing in the Trust or prevent the Trust from achieving its goals.

                                 No operating history. The Trust is a newly organized closed-end investment company with no history of operations.

                                 Interest rate risk is the risk of a change in the price of a bond when interest rates change. In general, if interest rates rise, bond prices fall and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Trust receives from them but will affect the value of the Trust's shares. Interest rate risk is generally greater for bonds with longer maturities.

                                 Market risk is the risk that the price of a security held by the Trust will fall due to changing economic, political or market conditions, or due to the financial condition of the issuer of the security. Because stocks purchased by the Trust pay dividends only after payments are made to bond holders, the value of such stock usually will react more strongly than the bonds to actual or perceived changes in the issuers' financial condition.

                                 Leverage risk. The use of leverage through the future bank borrowings by the Trust, as well as through the purchase of certain derivative instruments or the use of reverse repurchase agreement or short sale transactions, will create an opportunity for increased net income, but will also create special risks. The Trust intends to use leverage to provide the holders of the shares with a potentially higher return, but its leveraging strategy may not be successful. Leverage creates risks for holders of the shares, including the likelihood of greater volatility of the net asset value and market price of the shares.

                                 If the income from the securities purchased with leveraged proceeds is not sufficient to cover the cost of leverage, the Trust's return will be lower than if leverage had not been used.

                                 Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Trust may, at times, be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets. The risks of foreign investments are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation or currency devaluations, which could hurt their economies and securities markets.

                                 Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Trust because of its investments in mortgage and other asset-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners (or other borrowers) are more likely to refinance their home mortgages (or other debt). When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage and other asset-backed securities may offer less potential for gain than any other debt securities. During periods of rising interest rates, mortgage and other asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of securities. In addition, the potential impact of prepayment on the price of a mortgage and other asset-backed security may be difficult to predict and result in greater volatility.

                                 Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. Because the Trust may invest in fixed income securities issued by private entities, including certain types of corporate bonds, the Trust is subject to issuer risk. This could result in decreases in the price of the security. Lower rated securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

                                 Management risk, which exists in varying amounts in most mutual funds, refers to the possibility that the Advisor may fail to anticipate market movements and the risks described herein, or to execute the Trust's strategy effectively.

INVESTMENT ADVISOR............                  , an investment adviser
                                 registered under the Investment Advisers Act of 1940, has served as the Trust's Advisor since the Trust's inception. The Advisor is a wholly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 owned subsidiary of                , which is
                                 an indirect majority-owned subsidiary of
                                                .

DISTRIBUTIONS.................   Income dividends are normally declared each
                                 business day, paid monthly, and confirmed at least quarterly. Capital gains, if any, are distributed at least annually, usually in December.

                                 Income dividends and capital gains
                                 distributions may be received in cash or reinvested in additional full and fractional shares of the Trust.

PERIODIC TENDER OFFERS........   The Trust has adopted a fundamental policy to
                                 offer each calendar quarter to repurchase a specified percentage (generally between 5% and 25%) of the shares then outstanding at its net asset value. Such repurchase offers are referred to as Tender Offers. Tender Offers are scheduled to occur on the [15th] day (or the next business day if the [15th] is not a business day) in the months of [March, June, September, and December]. (See "Periodic Tender
                                 Offers.")

--------------------------------------------------------------------------------

                                 TRUST EXPENSES

     The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Trust.

ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management and Administrative Fees..........................      %
Other Operating Expenses(1).................................      %
Total Annual Expenses(2)....................................      %
Expense Reimbursement(2)....................................      %
Net Expenses(2).............................................      %

---------------
(1) Other Operating Expenses are based on estimated amounts for the current fiscal year for Class Z.

(2) has undertaken to reimburse the Trust for its operating expenses to the extent that such expenses exceed 0.50% for the Class Z shares. Any such reimbursement will lower the class's overall expense ratio and increase its overall return to investors.

EXAMPLE. This Example helps you compare the cost of investing in the Trust to the cost of investing in other mutual funds. The Example assumes that (i) you invest $1,000 in the Trust, (ii) your investment has a 5% return each year,
(iii) operating expenses remain the same, (iv) all income dividends and capital gains distributions are reinvested in additional shares, and (v) no expense reimbursements are in effect:

              [CLASS                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
              ------                ----------    ----------    ----------    ----------
Class Z...........................  $             $             $             $         ]

                                   THE TRUST

     The Trust is a closed-end, diversified management investment company. [The Trust's primary investment objective is to provide high current income. The Trust's secondary investment objective is to seek total return.]. No assurance can be given that the Trust's investment objectives will be achieved. The Trust was organized as Massachusetts business trust under the laws of the Commonwealth
of Massachusetts on               , 1999, and is registered under the Investment
Company Act of 1940. The Trust's principal office is located at                ,
and its telephone number is                .

                                USE OF PROCEEDS

     The net proceeds from the sale of the shares offered hereby will be invested in accordance with the Trust's investment objectives and policies. It is presently anticipated that the Trust will be able to invest substantially all of the net proceeds in debt securities that meet the Trust's investment objectives at or shortly (within six to eight weeks) after the completion of the offering. To the extent that all of the proceeds cannot be so invested, pending such investment, the Trust will invest such proceeds initially in high-quality, short-term money market securities.

                       USE OF LEVERAGE AND RELATED RISKS

     The Trust's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies, including a higher volatility of the net asset value of the shares and potentially more volatility in the market value of the shares. Any investment income or gains earned by the Trust on amounts borrowed that is in excess of interest and dividends due thereon will cause the value of and dividends, if any, on the Trust's shares to rise more quickly than would otherwise be the case. Conversely, if the investment performance by the Trust on leverage fails to cover the interest and dividends on such leverage, the value of the shares may decrease more quickly than would otherwise be the case and dividends thereon will be reduced or eliminated. This is the speculative effect of "leverage."

     If the Trust's current investment income were not sufficient to meet interest payments on the of leverage, it could be necessary for the Trust to liquidate certain of its investments, thereby reducing the net asset value attributable to the shares. In addition, a decline in the net asset value of the Trust's investments may affect the ability of the Trust to make dividend payments on its shares and such failure to pay dividends or make distributions may result in the Trust ceasing to qualify as a regulated investment company under the Code. Leverage may constitute a substantial lien and burden on the shares by reason of their prior claim against the income of the Trust and against the net assets of the Trust in liquidation.

     Successful use of a leveraging strategy may depend on the Advisor's ability to correctly predict interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

     Assuming the utilization of leverage in the amount of [     %] of the
Trust's total assets and an annual interest rate of [     %] payable on such
leverage based on market rates as of the date of this prospectus, the additional income that the Trust must earn (net of expenses) in order to cover such
dividend payments would be [     %]. The Trust's actual cost of leverage will be
based on market rates at the time the Trust undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

     The following table is designed to illustrate the effect on the return to a
holder of the Trust's shares of leverage in the amount of approximately [     %]
of the Trust's total assets, assuming hypothetical annual returns of the Trust's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assuming Portfolio Return (net of expenses).................  (10%)   (5%)    0%     5%    10%
Corresponding share Return Assuming [     ]% Leverage.......    (%)    (%)    (%)     %      %

                     OTHER INVESTMENT STRATEGIES AND RISKS

HEDGING STRATEGIES

     The Trust may enter into a number of hedging strategies, including futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose value derives from the future, not current, performance of an underlying security, an index or a currency. The Trust will use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) in connection with the Trust's bond holdings or to adjust the duration of the Trust's bond holdings. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Trust.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS

     When-issued securities and forward commitments are securities which are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Trust sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

SHORT SALES

     A short sale is effected by selling a security that the Trust does not own, or, if the Trust does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Trust contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a capital gain. Because the Trust's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited.

REVERSE REPURCHASE AGREEMENTS

     The Trust may enter into reverse repurchase agreements by selling securities and simultaneously agreeing to buy them back at a later date at a price equal to the price paid to the Trust, together with an amount representing interest on such amounts. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the value of the securities bought may decline at the same time there is a decline in the securities sold (and required to be repurchased).

ZERO COUPON BONDS

     The Trust may invest in zero coupon bonds. Zero coupon bonds are issued at less than their face value and do not make any payments of interest. As a result, these bonds include greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.

TEMPORARY DEFENSIVE STRATEGIES

     The Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Trust's normal investment activities. During such times, the Trust may invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Trust from achieving its goals.

     In seeking to achieve its goals, the Trust may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Trust and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed
in the SAI, which you may obtain by contacting [               at
1-800-  -     ].

[YEAR 2000 COMPLIANCE

     Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer system used by the Advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Trust's advisor, distributor, and transfer agent are taking steps that they believe are reasonably designed to address the Year 200 Problem, including communicating with vendors who furnish services, software and systems to the Trust, to provide that date-related information and data can be properly processed after January
1, 2000. Many Trust service providers and vendors, including                ,
are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Trust will not be adversely affected. The Trust invests in emerging markets in developing countries and some reports indicate that developing countries may be behind other countries with respect to Year 2000 compliance.]

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The Board of Trustees is responsible for the general supervision of the Trust, including general supervision of the duties performed by the Advisor
under its Management Agreement with the Trust. There are      trustees of the
Trust,      of whom are "interested persons" (as defined in the Investment
Company Act of 1940) of the Trust, the Advisor or the Distributor. The names and addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

THE ADVISOR

     The Advisor is                a                corporation having its
principal offices at                . The Advisor is a wholly owned subsidiary
of                ("               ") and both                and the Advisor
are indirect, majority-owned subsidiaries of                ("               "),
an                in the United States. The Advisor has been an investment
adviser since 19  . As of the date of this Prospectus, the Advisor serves as
investment adviser or sub-adviser for   open-end and   closed-end management
investment companies and manages over $          billion in assets.

     The Advisor's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate,
               ("               "), by a combined management team of employees
from both companies.                also shares personnel, facilities and
systems with the Advisor that may be used in providing administrative services
to the Trust. Both the Advisor and                are subsidiaries of
               .

                    , a                of the Advisor, will manage the Trust.
               joined the Advisor in                as                and has
managed various other funds for the Advisor since that time. Prior to joining
the Advisor,                was a                with                from
               to                .

MANAGEMENT AGREEMENT

     The Management Agreement between the Advisor and the Trust (the "Management Agreement") provides that, subject to the direction of the Board of Trustees of the Trust and the applicable provisions of the Investment Company Act of 1940, the Advisor is responsible for the actual management of the Trust's portfolio. The responsibility for making decisions to buy, sell or hold a particular investment rests with the Advisor, subject to review by the Board of Trustees of the Trust and compliance with the applicable provisions of the Investment Company Act of 1940.

     The Advisor provides the Trust with accounting, bookkeeping and pricing services and other services and office facilities (the expenses of which are borne by the Trust as specified below), except to the extent these services are provided by an administrator or an accounting firm hired by the Trust.

     Under the Management Agreement with the Trust, the Advisor receives a
monthly advisory fee at the annual rate of [     ] of the average weekly net
assets of the Trust, including assets representing leverage.

     The Advisor places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Trust to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Advisor may consider sales
of shares of certain Trusts distributed by affiliates of                in
selecting broker-dealers for portfolio security transactions.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Trust will be determined no less frequently than as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the last business day of each week (generally Friday), and at such other times as the Trust may authorize. The net asset value of the Trust equals the value of the Trust's assets less the Trust's liabilities. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Board of Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees.

                     ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust is a Massachusetts business trust organized under an Agreement
and Declaration of Trust ("Declaration of Trust") dated                , 1999,
which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust offers four classes of shares: Class A, Class B, Class C and Class Z.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the Trust. However, the Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, the Trust shall look only to its assets for payment under such credit, contract or claim, and that the shareholders, trustees and officers of the Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. Further, the Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations.

     The shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Trust's knowledge, is there, or is there expected to be, any secondary trading market in the shares.

     Status of Shares. The Board of Trustees may classify or reclassify any issued or unissued shares of the Trust into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions or repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940
Act. As of             , 1999, the following shares of the Trust were
outstanding:

                                     (2)                (3)                             (4)
(1)                                 AMOUNT      AMOUNT HELD BY TRUST            AMOUNT OUTSTANDING
TITLE OF CLASS                    AUTHORIZED     OR FOR ITS ACCOUNT     EXCLUSIVE OF AMOUNT SHOWN UNDER (3)
--------------                    ----------    --------------------    -----------------------------------
Class A.........................
Class B.........................
Class C.........................
Class Z.........................

                               HOW TO BUY SHARES

     Your financial advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. When the Trust receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

     Outlined below are various ways you can purchase shares:

METHOD                                            INSTRUCTIONS

Through your financial advisor   Your financial advisor can help you establish
                                 your account and buy Trust shares on your behalf

By check (new account)           For new accounts, send a completed application
                                 and check made payable to the Trust to the
                                 transfer agent,            .

By check (existing account)      For existing accounts, fill out and return the
                                 additional investment stub included in your
                                 quarterly statement, or send a letter of
                                 instruction, including your Trust name and
                                 account number with a check made payable to the
                                 Trust to                               .

[By exchange                     You or your financial advisor may acquire
                                 shares by exchanging shares you own in another
                                                fund for shares of the same
                                 class of the Trust at no additional cost. To
                                 exchange by telephone, call 1-800-          .
                                 There may be an additional charge when
                                 exchanging from a money market fund.]

By wire You may purchase shares by wiring money from your bank account to your Trust account. To wire funds to your Trust account, call 1-
                                 800-          to obtain a control number and
                                 the wiring instructions.

By electronic funds transfer     You may purchase shares by electronically
                                 transferring money from your bank account to your Trust account by calling 1-800-
                                           . Your money may take up to two
                                 business days to be invested. You must set up this feature prior to your telephone request.
                                 Be sure to complete the appropriate section of the application.

Automatic investment plan        You can make monthly or quarterly investments
                                 automatically from your bank account to your Trust account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend diversification      You may automatically invest dividends
                                 distributed by the Trust into the same class of
                                 shares of another fund at no additional sales
                                 charge. To invest your dividends in another
                                 fund, call 1-800-          .

Investment Minimums              Initial
                                 Investment   $10,000
                                 Subsequent
                                 Investments      $50

     The Trust reserves the right to change the investment minimums. The Trust also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Trust and its shareholders.

                             PERIODIC TENDER OFFERS

     The Board has adopted share repurchase policies as fundamental policies. Those policies, which may not be changed without the vote of the holders of a majority of the Trust's outstanding voting securities, provide that each calendar quarter, the Trust intends to make a Tender Offer to repurchase a portion of the outstanding shares from shareholders who request repurchase. The price of the repurchase of shares normally will be the net asset value per share determined as of the close of business (4:00 p.m., Eastern time) on the date the Tender Offer ends or within a maximum of 14 days after the Tender Offer ends as described below.

     REPURCHASE PROCEDURE. At the beginning of each Tender Offer, shareholders will be notified in writing about the Tender Offer, how they may request that the Trust repurchase their shares and the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), which is the date the Tender Offer ends. The time between the notification of the shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. For each Tender Offer, it is anticipated that each Repurchase Request Deadline will be on the [15th day] in each of the months of [March, June, September and December], or, if the [15th] day is not a business day, the next business day. The repurchase price of the shares will be the net asset value as of the close of regular trading on the NYSE on the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date"). It is anticipated that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline, and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Trust has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.

     The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and other pertinent laws. Shares tendered by shareholders by any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders in cash within seven days after each Repurchase Pricing Date. The end of the seven days is referred to as the "Repurchase Payment Deadline."

     Repurchase offers and the need to fund repurchase obligations may affect the ability of the Trust to be fully invested, which may reduce returns. Moreover, diminution in the size of the Trust through repurchases without offsetting new sales may result in untimely sales of portfolio securities and a higher expense ratio, and may limit the ability of the Trust to participate in new investment opportunities. The Trust may borrow to meet repurchase obligations, which entails certain risks and costs. The Trust may also sell portfolio securities to meet repurchase obligations which, in certain circumstances, may adversely affect the market for portfolio securities and reduce the Trust's value.

     REPURCHASE AMOUNTS. The Board, in its sole discretion, will determine the number of shares that the Trust will offer to repurchase (the "Tender Offer Amount") for a given Repurchase Request Deadline. However, the Tender Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

     If shareholders tender more than the Tender Offer Amount for a given Tender Offer, the Trust may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline. If the Trust determines not to repurchase more than the Tender Offer Amount, or if the Trust determines to repurchase the additional 2% of the shares outstanding, but Trust shareholders tender shares in excess of that amount, the Trust will repurchase the shares on a pro rata basis. The Trust may, however, accept all shares tendered by shareholders who own less than 100 shares and who tender all their shares, before accepting on a pro rata basis shares tendered by other shareholders.

     NOTICES TO SHAREHOLDERS. Notice of each quarterly Tender Offer (and any additional discretionary repurchase offers) will be given to each beneficial owner of shares between 21 and 42 days before each Repurchase Request Deadline. The notice will contain information shareholders should consider in deciding whether or not to tender their shares. The notice will also include detailed instructions on how to tender shares. The notice will state the Tender Offer Amount. The notice will also identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline. The notice will describe the risk of fluctuation in the net asset value between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Trust may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date under certain circumstances (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline). The notice will describe (i) the procedures for shareholders to tender their shares,
(ii) the procedures for the Trust to repurchase shares on a pro rata basis,
(iii) the circumstances in which the Trust may suspend or postpone a Tender Offer, and (iv) the procedures that will enable shareholders to withdraw or modify their tenders of shares until the Repurchase Request Deadline. The notice will set forth the net asset value of the shares to be repurchased no more than seven days before the date of notification, and how shareholders may ascertain the net asset value after the notification date.

     REPURCHASE PRICE. The notice of the Tender Offer will also provide information concerning the net asset value per share, such as the net asset value as of a recent date or a sampling of recent net asset values, and a toll-free number for information regarding the Tender Offer.

     SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Trust may suspend or postpone a repurchase offer only: (A) if making or effecting the repurchase offer would cause the Trust to lose its status as a regulated investment company under the Internal Revenue Code; (B) for any period during which the NYSE or any market on which the securities owned by the Trust are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or
(D) for such other periods as the SEC may by order permit for the protection of shareholders of the Trust.

     LIQUIDITY REQUIREMENTS. The Trust must maintain liquid assets equal to their Tender Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Trust and the Portfolio will ensure that a percentage of its respective net assets equal to at least 100% of the Tender Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Trust has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

     The Board of Trustees has adopted procedures that are reasonably designed to ensure that the assets are sufficiently liquid so that the Trust can comply with the Tender Offer and the liquidity requirements described in the previous paragraph. If, at any time, the Trust falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

                             MULTIPLE SHARE CLASSES

     CHOOSING A SHARE CLASS. The Trust offers one class of shares in this prospectus -- Class Z shares, which are available to certain institutional and other investors at net asset value without a sales charge or early withdrawal charge. The Fund also offers Classes A, B and C shares through a separate prospectus.

     [HOW TO EXCHANGE SHARES. Shareholders of the Trust whose shares are repurchased during a Tender Offer may exchange those shares for shares of the
same class of a Trust distributed by the Distributor (               ) at net
asset value. Trust shareholders will not be able to participate in this exchange privilege at any time other than in connection with a Tender Offer. If your shares are subject to an EWC, you will not be charged an EWC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC (a CDSC is the deferred sales charge applicable to the open-end funds) or EWC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC or EWC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC or EWC will be the EWC of the original Trust.

     Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Trust may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Portfolio.]

                                  TAX MATTERS

     The following federal tax discussion reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Trust. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Trust may be subject to foreign, state and local taxes. Prospective shareholders are therefore urged to consult their tax advisors with respect to the tax consequences to them of an investment in the Trust. For more information on federal income tax considerations, see "Tax Matters" in the Statement of Additional Information.

FEDERAL TAXATION OF THE TRUST

     The Trust intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. If the Trust so qualifies, the Trust will not be subject to federal income tax on income distributed in a timely manner to Trust shareholders in the form of dividends or capital gain distributions. The Trust intends to distribute all its net investment income (tax-exempt or taxable) and all its net capital gains to shareholders at least annually. [If the Trust is determined not to have distributed all its net investment income, it could owe tax at the corporate level and, in certain circumstances, lose its eligibility to be treated as a regulated investment company.] For more information on the requirements the Trust must satisfy in order to qualify as a regulated investment company, see "Tax Matters -- Federal Taxation of the Trust" in the Statement of Additional Information.

     The Trust's investments and hedging activities are subject to special federal tax rules. Federal rules governing the Trust's hedging transactions (including hedging transactions in futures and options) may alter the character of distributions to shareholders. The Trust's investment in securities issued at a discount will (and investments in securities purchased at a discount may) require the Trust to accrue and distribute income not yet received. Therefore, in order to generate sufficient cash to make the requisite distributions, the Trust may be required to sell securities in its portfolio that it otherwise would have continued to hold.

FEDERAL TAXATION OF SHAREHOLDERS

     DIVIDENDS AND OTHER DISTRIBUTIONS. Distributions of net investment income (including the excess, if any, of net short-term capital gain over net long-term capital loss), will be taxable to shareholders as ordinary income, and will not qualify for the corporate dividends-received reduction. Distributions of net capital gain will be taxable to shareholders as long-term capital gain (generally, at a 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Trust, and will not qualify for the corporate dividends-received deduction.

     Distributions of income and capital gains are taxable whether received in cash or reinvested in additional shares. If a dividend or distribution is made shortly after a shareholder purchases shares of the Trust, while in effect a return of capital to the shareholder, the dividend or distribution is taxable, as described above. This is called "buying a dividend" and should be avoided, if possible.

     The Trust's net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than the Trust's net tax-exempt and taxable income. If the

Trust distributes amounts in excess of the Trust's "earnings and profits" (which provides the measure of the Trust's dividend-paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her shares and thereafter as gain from the sale or exchange of a capital asset. [This may occur for instance, if the distribution and service fees paid by the Trust are determined not to be capital expenditures.] A return of capital is not taxable to a shareholder and has the effect of reducing a shareholder's basis in the relevant shares, which basis reduction would cause shareholders of a series of Municipal Preferred to realize gain if their shares of such series of Municipal Preferred were sold for an amount equal to the liquidation price.

     Any dividend paid by the Trust during January of a given year generally is deemed to have been received by shareholders on December 31 of the preceding year, provided that the dividend actually was declared by the Trust in October, November and December of such preceding year and payable to Shareholders of record on a date in such a month.

     The Trust will notify Shareholders each year of the amount and tax status of dividends and other distributions, including the amount of any distribution of net capital gain.

     SALE OR REDEMPTION OF SHARES. In some circumstances, the sale or exchange of shares in the Trust may give rise to gain or loss. In general, any gain or loss realized upon a taxable disposition of shares in the Trust by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss. However, if a shareholder buys shares in the Trust and sells them at a loss within six months, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares in the Trust held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any net capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares in the Trust will be disallowed if other shares in the Trust are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares in the Trust will be adjusted to reflect the disallowed loss.

     Gain or loss, if any, resulting from a redemption of shares in the Trust generally will be treated as gain or loss from the sale or exchange of a capital asset under Section 302 of the Code, rather than as a dividend, but only if the redemption distribution (i) is deemed not to be essentially equivalent to a dividend, (ii) is in complete redemption of an owner's interest in the Trust,
(iii) is substantially disproportionate with respect to the owner, or (iv) with respect to non-corporate owners, is in partial liquidation of the Trust.

       CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENTAND REGISTRAR

     The Trust's securities and cash are held by [The Chase Manhattan Bank], whose principal business address is [270 Park Avenue, New York, New York 10017-2070], as custodian (the "Custodian") under a custodian contract.

     [                         ], whose principal business address is
[                         ], serves as dividend disbursing agent and as transfer
agent and registrar for the Trust's shares.

                            REPORTS TO SHAREHOLDERS

     The Trust will send unaudited semiannual and audited annual reports to its shareholders, including, as currently required by regulations of the Securities and Exchange Commission, a list of investments held.

                              FURTHER INFORMATION

     The Trust has filed with the Securities and Exchange Commission (the "Commission"), Washington, DC 20549, a Registration Statement under the Securities Act with respect to the shares offered hereby.

Further information concerning these securities and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part, on file with the Commission. The Registration Statement may be inspected without charge at the Commission's office in Washington, DC, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information with the Commission. Such reports, proxy and information statements and other information can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, DC 20549 and the Commission's regional offices, including offices at Seven World Trade Center, New York, New York 10048. Call 1-800-SEC-0330 for information about the public reference facilities. Copies of such material can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, DC 20549 at prescribed rates. Such reports and other information concerning the Trust may also be inspected at the offices of the New York Stock Exchange. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference into this Prospectus and the Statement of Additional Information, and reports, proxy and information statements and other information regarding registrants that file electronically with the Commission.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................  B-2
Trust Charges and Expenses..................................  B-3
Tender Offer Fundamental Policy.............................  B-3
Management of the Trust.....................................  B-6
Portfolio Transactions......................................  B-6
Net Asset Value.............................................  B-7
Description of Shares.......................................  B-7
Miscellaneous Investment Practices..........................  B-8
Tax Matters.................................................  B-20
Shareholder Liability.......................................  B-23
Custodian...................................................  B-24
Independent Accountants.....................................  B-24

                  ___________ INVESTMENT GRADE INTERVAL TRUST
                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information ("SAI") relating to the Class A, B, C, and Z shares (together, the "shares") offered by the ___________ Investment Grade Interval Trust (the "Trust") contains information which may be useful to investors but which is not included in the Prospectus of the Trust. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Trust dated ______________ , 1999, describing the (the "Prospectus"). This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus by calling [______________ at _____________]. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.



INVESTMENT OBJECTIVES AND POLICIES.........................................B-2

TRUST CHARGES AND EXPENSES.................................................B-3

TENDER OFFER FUNDAMENTAL POLICY............................................B-3

MANAGEMENT OF THE TRUST....................................................B-3

PORTFOLIO TRANSACTIONS.....................................................B-6

NET ASSET VALUE............................................................B-7

DESCRIPTION OF SHARES......................................................B-7

MISCELLANEOUS INVESTMENT PRACTICES.........................................B-8

TAX MATTERS...............................................................B-20

SHAREHOLDER LIABILITY.....................................................B-23

CUSTODIAN.................................................................B-24

INDEPENDENT ACCOUNTANTS...................................................B-24




The date of this Statement of Additional Information is ______________, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

      The Trust's Prospectus describes its investment objectives and investment policies. This SAI includes additional information concerning, among other things, the investment policies of the Trust and information about certain securities and investment techniques that are described or referred to in the Prospectus or in which the Trust expects to engage. Except as indicated under "Fundamental Investment Policies," the Trust's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

      The following fundamental restrictions are for the protection of the Trust's shareholders and cannot be changed without the approval of the holders of a "majority of the outstanding" shares, voting together as a single class. A "majority of the outstanding" shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      The Trust may:

      1. issue senior securities or borrow money to the extent permitted by the 1940 Act;

      2.    only own real estate acquired as a result of owning securities;

      3.    purchase and sell futures contracts and related options;

      4. underwrite securities issued by others only when disposing of portfolio securities;

      5. make loans through lending of securities, through the purchase of debt instruments or similar evidences of indebtedness typically sold to financial institutions and through repurchase agreements;

      6. not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Trust would own more than 10% of the outstanding voting shares of such issuer (The Trust will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi state agency or authority, and each guarantor, if any, as separate issuers. In the utilities category, gas, electric, water and telephone companies will be considered as separate industries.); and

      7. not purchase or sell commodities or commodities contracts, except that, consistent with its investment policies, the Trust may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities.

      The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

OTHER INVESTMENT POLICIES

      As non-fundamental investment policies which may be changed by the Trust without a shareholder vote, the Trust may not:

      1. purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

      2. invest in interests in oil, gas or other mineral exploration or development programs, including leases.



                          TRUST CHARGES AND EXPENSES

      Under the Trust's Management Agreement with the Advisor, the Trust pays the Advisor a monthly fee based on the average weekly net assets of the Trust, including the proceeds of the offering of the , if any, for such month at the annual rate of [0.40%] of average weekly total net assets. Under the Management Agreement, the Trust will pay the Advisor a percentage of the earnings of the Trust's leverage in excess of the cost of such leverage.

BROKERAGE COMMISSIONS

      The Trust recently commenced operations and has not paid any brokerage commissions.



                         TENDER OFFER FUNDAMENTAL POLICY

      The Board has adopted a resolution setting forth the Fund's fundamental policy that it will conduct quarterly Tender Offers (the "Tender Offer Fundamental Policy").

      The Tender Offer Fundamental Policy sets the interval between each Repurchase Offer at one quarter and provides that the Fund shall conduct a Tender Offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Request Deadline will be established by the Fund and will be based on factors such as market conditions, liquidity of the Fund's assets and shareholder servicing conditions. The Tender Offer Fundamental Policy also provides that the repurchase pricing shall occur not later than fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day.

      The Tender Offer Fundamental Policy may be changed only by a majority vote of the outstanding voting securities. For more information, please refer to the Prospectus under the caption "Periodic Tender Offers."



                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      The names and business addresses of the Trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below.

NAME (AGE)               POSITIONS AND            PRINCIPAL OCCUPATIONS
AND ADDRESS              OFFICES WITH TRUST       DURING PAST FIVE YEARS
-----------              ------------------       ----------------------




TRUSTEES AND TRUSTEES' FEES

              It is estimated that the Trustees will receive the amount set forth below for the fiscal year ending [ ]. For the calendar year ended December 31, 1998, the Trustees received the compensation set forth below for serving as trustees of ____________________.


                                               TOTAL COMPENSATION FROM THE
              ESTIMATED COMPENSATION FROM      FUND COMPLEX PAID TO THE
              THE TRUST FOR THE FISCAL YEAR    TRUSTEES FOR THE CALENDAR YEAR
TRUSTEE       ENDING [             ]           ENDED DECEMBER 31, 1998
-------       -----------------------------    --------------------------



For the calendar year ended December 31, 1998, certain of the Trustees received the following compensation in their capacities as trustees or directors of ____________________, ____________________, and ________________ formerly known as ____________________, (together, the "____________________"):



                                 TOTAL COMPENSATION FROM THE __________________
TRUSTEE                            FOR THE CALENDAR YEAR ENDED DECEMBER 31, 1998
-------                            ---------------------------------------------






      At [        ], the Trust's officers and Trustees as a group owned less than 1% of the Trust's outstanding shares.


      At _________, 1999,[                ] owned of record [                ]
 shares, representing [                   ] of the Trust's outstanding shares.


      The Declaration provides that the obligations of the Trust are not binding upon the Trustees of the Trust individually, but only upon the assets and property of the Trust. The Declaration also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISOR

      ____________________. (the "Advisor"), and/or its affiliate,
____________________, has rendered investment advisory services to investment company, institutional and other clients since _____. The Advisor currently serves as investment advisor, sub-advisor or administrator for [ ] open-end and [ ] closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the__________ to over 800,000 clients worldwide, representing more than $16.3 billion in assets.

      The Advisor is a subsidiary of ____________________, _____________________. _______ is an indirect wholly-owned subsidiary of
____________________, which in turn is a direct majority-owned subsidiary of
____________________, which in turn is a direct majority-owned subsidiary of
____________________, which in turn is a direct wholly-owned subsidiary of
____________________, which in turn is a direct wholly-owned subsidiary of
____________________, which in turn is a direct wholly-owned subsidiary of
____________________, which in turn is a direct wholly-owned subsidiary of
____________________. ___________________is an underwriter of workers'
compensation insurance and a property and casualty insurer in the United States. ____________________ address is ____________________.
___________________ address is ____________________.

      Under a Management Agreement (the "Agreement"), the Advisor has contracted to furnish the Trust with investment research and recommendations or trust management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, the Trust pays a monthly fee based on the average weekly net assets of the Trust for such month. Under the Agreement, any liability of the Advisor to the Trust and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

      The Agreement may be terminated with respect to the Trust at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long a such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940
Act) of the Advisor of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

      The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders.

      The Advisor also provides the Trust with bookkeeping and pricing services, and for these services, the Trust pays the Advisor a monthly fee of [$1,500 for the first $50 million of Trust assets, plus a monthly percentage fee at the following annual rates: 0.0233% on the next $950 million; 0.0167% on the next $1 billion; 0.0100% on the next $1 billion; and 0.0007% on the excess over $3 billion of the average net assets of the Trust for such month.]

      The Advisor also acts as investment advisor to the other ____________________ (described under "Management of the Trust - Trustees and Trustees' Fees"). The Advisor's affiliate,__________., advises other institutional, corporate, fiduciary and individual clients for which __________ performs various services. Various officers and Trustees of the Trust also serve as officers, directors or trustees of other __________ and the other corporate or fiduciary clients of the Advisor. The other investment companies and clients advised by the Advisor may sometimes invest in securities and options in which the Trust will also invest. If the Trust, such other investment companies and such clients desire to buy or sell the same portfolio securities or options at about the same time, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices may have a detrimental effect on the price or volume of the securities or options as far as the Trust is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the __________ outweighs the disadvantages, if any, which might result from these practices.



                             PORTFOLIO TRANSACTIONS

      The Advisor is responsible for decisions to buy and sell securities and other portfolio holdings for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Fixed-income securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security will likely include a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      In placing orders for portfolio securities of the Trust, the Advisor is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable under the circumstances. In seeking the most favorable price and execution, the Advisor, having in mind the Trust's best interest, will consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, at the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Though the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Advisor will consider research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions with the Trust, the Advisor or the Advisor's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries. Such services are used by the Advisor in connection with all of its investment activities, used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers may be used by the Advisor in providing investment management for the Trust. Commission rates are established pursuant to negotiations based on the quality and quantity of execution services provided by the broker or dealer in light of generally prevailing rates. The management fee paid by the Trust will not be reduced because the Advisor and/or other clients receive such services. The allocation of orders and the commission rates paid by the Trust will be reviewed periodically by the Board of Trustees.


      As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor, an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      The Trust recently commenced operations and has not paid any brokerage commissions for the execution of portfolio transactions. The rate of portfolio turnover for the trust is expected to be approximately [ ]%.



                                 NET ASSET VALUE

      Net asset value of the Trust will be determined no less frequently than as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on the last business day of each week (generally Friday), and at such other items as the Trust may authorize. The net asset value of the Trust equals the value of the Trust's assets less the Trust's liabilities. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Board of Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees.

      In determining net asset value for the Trust, the Trust's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.



                              DESCRIPTION OF SHARES

      The descriptions of the shares contained in the Prospectus and this Statement of Additional Information do not purport to be complete and are subject to an qualified in their entireties by reference to the Declaration of the Trust (the "Declaration") and the By-Laws of the Trust (the "By-Laws"), as each from time to time is amended. Copies of the Declaration and the form of the By-Laws are filed as exhibits to the Registration Statement of which the Prospectus and this Statement of Additional Information are a part and may be inspected, and copies thereof may be obtained, as described under "Further Information" in the Prospectus.

      The Declaration authorizes the issuance of an unlimited number of shares no par value. All shares have equal rights as to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and, subject to matters discussed in "Shareholder Liability," non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

                       MISCELLANEOUS INVESTMENT PRACTICES

SHORT-TERM TRADING

      In seeking the Trust's investment objective, the Advisor will buy or sell portfolio securities whenever it deems it is appropriate. The Advisor's decision will not generally be influenced by how long the Trust may have owned the security. From time to time the Trust will buy securities intending to seek short-term trading profits. A change in the securities held by the Trust is known as "portfolio turnover" and generally involves some expense to the Trust. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Trust to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Trust's investment policies, under certain market conditions the Trust's portfolio turnover rate may be higher than that of other mutual Trusts. The Trust's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Trust's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Trust's portfolio.

LOWER RATED BONDS

      Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

 1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated bonds;

 2. the secondary market for lower rated bonds may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

 3. the Advisor's credit analysis of lower rated bonds may have a greater impact on the Trust's achievement of its investment objective and

 4. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

     In addition, certain lower rated bonds do not pay interest in cash on a current basis. However, the Trust will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

SMALL COMPANIES

     Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES


      The Trust may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, exproporiation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Trust, will be held by the Trust's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

     The Trust may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

     The Trust may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Trust to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

STRIPPED SECURITIES (STRIPS)

     The Trust may invest in stripped securities (e.g. zero coupon securities) which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Trust will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

     The Trust may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of stripped securities for the period when no interest is paid.

PAY-IN-KIND (PIK) SECURITIES

     The Trust may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

     GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the trust would be allowed to invest in directly.

SECURITIES LOANS

     The Trust may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Trust an amount equal to any dividends or interest received on securities lent. The Trust retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Trust retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Trust if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Trust may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

     The Trust may enter into contracts to purchase securities. fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the Trust holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Trust enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Trust relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Trust of an advantageous yield or price. Although the Trust will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Trust may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Trust may realize short-term profits or losses upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

     In a mortgage dollar roll, the Trust sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Trust either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Trust of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the Trust from the transaction.

REPURCHASE AGREEMENTS

     The Trust may enter into repurchase agreements. A repurchase agreement is a contract under which the Trust acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Trust to resell such security at a fixed time and price (representing the Trust's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Trust which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Trust could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Trust may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Trust is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

       In a reverse repurchase agreement, the Trust sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Trust and, therefore, as a form of leverage. The Trust will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Trust will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Trust will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Trust may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Trust will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market Trust's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES

        WRITING COVERED OPTIONS. The Trust may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Trust's investment objective and policies. Call options written by the Trust give the purchaser the right to buy the underlying securities from the Trust at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Trust at a stated price. The Trust may write only covered options, which means that, so long as the Trust is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Trust will hold cash liquid assets equal to the price to be paid if the option is exercised. In addition, the Trust will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Trust may write combinations of covered puts and calls on the same underlying security.

       The Trust will receive a premium from writing a put or call option, which increases the Trust's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Trust limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Trust assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

       The Trust may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Trust realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

       If the Trust writes a call option but does not own the underlying security, and when it writes a put option, the Trust may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Trust may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS

       The Trust may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Trust, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Trust will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS

       The Trust may purchase call options to hedge against an increase in the price of securities that the Trust wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Trust, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Trust might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS

       The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the Trust and assets held to cover OTC options written by the Trust are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Trust intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Trust, only pursuant to agreements that will assure that the Trust will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Trust will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment.

RISK FACTORS IN OPTIONS TRANSACTIONS

       The successful use of the Trust's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

       When it purchases an option, the Trust runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Trust exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Trust will lose part or all of its investment in the option. This contrasts with an investment by the Trust in the underlying securities, since the Trust may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

       The effective use of options also depends on the Trust's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Trust will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Trust will be able to effect closing transactions at any particular time or at an acceptable price.

       If a secondary trading market in options were to become unavailable, the Trust could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

        A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Trust's ability to realize its profits or limit its losses.

       Disruptions in the markets for the securities underlying options purchased or sold by the Trust could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Trust as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Trust as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Trust has expired, the Trust could lose the entire value of its option.

       Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

       Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the Trust's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover"for such obligation), will be segregated with the Trust's custodian.

       A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

       Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

       Unlike when the Trust purchases or sells a security, no price is paid or received by the Trust upon the purchase or sale of a futures contract, although the Trust is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Trusts by the Trust to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Trust upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

       Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

       The Trust may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Trust. The Trust may close its positions by taking opposite positions which will operate to terminate the Trust's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Trust, and the Trust realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS

            The Trust will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Trust's custodian. The Trust may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Trust may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

            As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

            The Trust will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

            Successful use of futures contracts by the Trust is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

            Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Trust because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Trust when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

            There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

            To reduce or eliminate a hedge position held by the Trust, the Trust may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS

            An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Trust may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Trust may also purchase and sell options on index futures contracts.

            There are several risks in connection with the use by the Trust of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Trust's portfolio securities sought to be hedged.

            Successful use of index futures by the Trust for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Trust has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Trust's portfolio may decline. If this occurs, the Trust would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Trust's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Trust has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Trust will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Trust has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES

      Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

      As an alternative to purchasing call and put options on index futures, the Trust may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

      The Trust may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

      The Trust may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Trust enters into foreign currency transactions with respect to specific receivables or payables of the Trust generally arising in connection with the purchase or sale of its portfolio securities. The Trust will engage in transaction hedging when it desires to "lock in' the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Trust attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      The Trust may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Trust may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

      For transaction hedging purposes the Trust may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Trust the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Trust the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Trust the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Trust the right to purchase a currency at the exercise price until the expiration of the option.

      When it engages in position hedging, the Trust enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Trust expects to purchase, when the Trust holds cash or short-term investments). In connection with position hedging, the Trust may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Trust may also purchase or sell foreign currency on a spot basis.

      The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

      It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Trust to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Trust is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Trust is obligated to deliver.

      Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Trust owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS

      Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Trust's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Trust's custodian.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

      Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit. At the maturity of a forward or futures contract, the Trust may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Trust intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Trust would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS

      In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

      The Trust will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

      The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

      The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

      There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES

      Settlement procedures relating to the Trust's investments in foreign securities and to the Trust's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Trust's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION

      Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Trout at one rate, while offering a lesser rate of exchange should the trust desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

INVERSE FLOATERS

      Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

      The Trust may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). That Rule permits certain qualified institutional buyers, such as the Trust, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Trust's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

   Federal Taxation of the Trust

The ability of the Trust to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") requires, among other things, that the Trust distribute to its shareholders with respect to each year at least 90% of the sum of (1) its net tax-exempt interest income and (2) its taxable net investment income (including, generally, taxable interest, dividends and certain other income, less certain expenses, and the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement").

In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities, or options and futures with respect to stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

Further, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Trust has not invested more than 5% of the value of the Trust's total assets in securities of such issuer and as to which the Trust does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount at least equal to the sum of 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), plus 100% of any undistributed income from the preceding year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Trust generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Trust may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, the Trust may elect to pay the excise tax liability if it determines that the costs of making an excise tax distribution are greater than the excise tax liability that would be due upon the failure to make such excise tax distribution.

If the Trust does not qualify for taxation as a regulated investment company for any taxable year, the Trust's income will be taxed subject to corporate income taxes imposed at the Trust level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Trust may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.


Federal Taxation of Shareholders

Shareholders will be subject to federal income taxes on distributions, whether received in cash or additional shares. Distributions of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Trust as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term captial gain (generally taxed at a rate of 20% to noncorporate shareholders), without regard to how long a shareholder has held shares in the Trust.

Dividends and distributions on the Trust's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Trust's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Trust's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Trust's net asset value also reflects unrealized losses.

SALES OR REDEMPTIONS OF SHARES. From time to Time the trust may make a tender or repurchase offer for its shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all shares, held or considered under Code rules to be held by such shareholder. Shareholders who tender all shares held, or considered held, by them will be treated as having sold such shares and generally will realize a capital gain or loss. If, however, a shareholder tenders fewer than all of its shares, such shareholder may be treated as having received a taxable dividend upon the tender of its shares. In such a case, there is a remote risk that non-tendering shareholders will be treated as having received taxable distributions from the Trust.

BACKUP WITHHOLDING. The Trust generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to non-corporate shareholders who fail to furnish the Trust with a correct taxpayer identification number, who have under reported dividends or interest income, or who fail to certify to the Trust that they are not subject to such withholding. An individual's taxpayer identification number is his or her social security number.

FOREIGN INVESTORS. Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Trust's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Trust's net capital gain received by such shareholders and any gain from the sale or other disposition of shares of the Trust generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Trust.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Trust should consult their tax advisors with respect to the potential application of these new regulations.

The foregoing is a general, abbreviated summary of the provisions of the Code and regulations thereunder presently in effect as they directly govern the taxation of the Trust and shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Trust transactions.


                              SHAREHOLDER LIABILITY

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Trust and requires that a notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Trust would be unable to meet its obligations and the disclaimer was inoperative.



                                    CUSTODIAN

      The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Trust's custodian. The custodian is responsible for safeguarding the Trust's cash and securities, receiving and delivering securities and collecting the Trust's interest and dividends.



                             INDEPENDENT ACCOUNTANTS

      [                          ] are the Trust's independent accountants,
providing audit and tax return preparation services and assistance and consultation in connection with the review of various securities and exchange Commission filings. The address of [
                                   ]. [The financial statements included in this
SAI have been so included, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.]

PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (1)  Financial Statements:

               Included in Part A

               Financial Highlights
               Capitalization at __________, 2000
               Portfolio Composition

               Included in Part B

               Financial Statements

     (2)  Exhibits

          (a)       Agreement and Declaration of Trust(1)
          (b)       By-Laws(1)
          (c)       Not applicable
          (d)       None
          (e)       None
          (f)       None
          (g)       Management Agreement with _____________________(1)
          (h)       Form of Underwriting Agreement(1)
          (i)       None
          (j)(1)    Form of Custody Contract (1)

          (k)(1)    Form of Transfer Agency Agreement (1)
          (l)       Opinion and Consent of Ropes & Gray, counsel to
                    Registrant(1)
          (m)       None
          (n)       Consent of independent accountants(1)
          (o)       None
          (p)       None
          (q)       None

--------------------------------
(1) To be filed under amendment.

Item 25.  Marketing Arrangements.

          Not Applicable

Item 26.  Other Expenses of Issuance and Distribution.

          The following table sets forth the expenses to be incurred in connection with the Offer described in this Registration Statement:

               Registration fees(2)                             $
               Printing(2)
               Accounting fees and expenses(2)
               Legal fees and expenses(2)
               NASD fee(2)
               State fees(2)
                                                                --------
                    Total(2)                                    $
                                                                ========

               (2) To be filed by amendment.

Item 27.  Persons Controlled by or under Common Control with Registrant.

          None.

Item 28.  Number of Holders of Securities


                Title of Class                       Number of Record Holders

                --------------                       ------------------------
               Class A                               0
               Class B                               0
               Class C                               0
               Class Z                               0

               Common Shares of Beneficial Interest


Item 29.  Indemnification.

          The Agreement and Declaration of Trust, as amended, filed as Exhibit
          (a)(1) and (a)(2) to this Registration Statement provides for indemnification to each of the Registrant's Trustees and officers against all liabilities and expenses incurred in acting as Trustee or officer, except in the case of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustees and officers.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant, Colonial Management Associates, Inc. and their respective trustees, directors and officers are insured by a directors and officers/errors and omissions liability policy.

Item 30.  Business and Other Connections of Investment Adviser

          The description of the business of Colonial Management Associates, Inc., the Registrant's Investment Adviser, is set forth under the caption "The Advisor" in the Prospectus forming part of this Registration Statement. The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.

Registrant's investment adviser/administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment adviser under the Advisers Act. As of the end of the fiscal year, December 31, 1998, CASI had four institutional, corporate or other accounts under management or supervision, the market value of which was approximately $227 million. As of the end of the fiscal year, December 31, 1998, Colonial was the investment adviser, sub-adviser and/or administrator to 57 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $18,950.90 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the open-end funds in the Liberty Mutual Funds complex.

The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:


(1)                       (2)                       (3)                            (4)
Name and principal
business
addresses*            Affiliation
of officers and       with            Period is through 06/30/99. Other
directors of          investment      business, profession, vocation or
investment adviser    adviser         employment connection                Affiliation
------------------    ----------      --------------------------------     -----------
Allard, Laurie        V.P.

Archer, Joseph A.     V.P.

Ballou, William J.    V.P.,           Liberty Funds Trusts I through IX    Asst. Sec.
                      Asst.           Colonial High Income
                      Sec.,              Municipal Trust                   Asst. Sec.
                      Counsel         Colonial InterMarket Income
                                         Trust I                           Asst. Sec.
                                      Colonial Intermediate High


                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      AlphaTrade Inc.                      Asst. Clerk
                                      Liberty Funds Distributor,
                                         Inc.                              Asst. Clerk
                                      Liberty Financial Advisers,
                                         Inc.                              Asst. Sec.
                                      Liberty Funds Group LLC              Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Barron, Suzan M.      V.P.,           Liberty Funds Trusts I through IX    Asst. Sec.
                      Asst.           Colonial High Income
                      Sec.,              Municipal Trust                   Asst. Sec.
                      Counsel         Colonial InterMarket Income
                                         Trust I                           Asst. Sec.
                                      Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      AlphaTrade Inc.                      Asst. Clerk
                                      Liberty Funds Distributor,
                                         Inc.                              Asst. Clerk
                                      Liberty Financial Advisers,
                                         Inc.                              Asst. Sec.
                                      Liberty Funds Group LLC              Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Barsketis, Ophelia    Sr. V.P.        Stein Roe & Farnham Incorporated     Snr. V.P.

Berliant, Allan       V.P.

Bissonnette, Michael  Sr. V.P.

Boatman, Bonny E.     Sr. V.P.;       Colonial Advisory Services,
                      IPC Mbr.           Inc.                              Exec. V.P.
                                      Stein Roe & Farnham Incorporated     Exec. V.P.

Bunten, Walter        V.P.

Campbell, Kimberly    V.P.

Carnabucci,
  Dominick            V.P.

Carome, Kevin M.      Sr. V.P.;       Liberty Funds Distributor,
                      IPC Mbr.           Inc.                              Assistant Clerk
                                      Liberty Funds Group LLC              Sr. V.P.; General
                                      Stein Roe & Farnham                  Counsel
                                         Incorporated                      General Counsel;
                                                                           Secretary
                                      Stein Roe Services, Inc.             Asst. Clerk

Carroll, Sheila A.    Sr. V.P.

Citrone, Frank, Jr.   Sr. V.P.

Conlin, Nancy L.      Sr. V.P.;       Liberty Funds Trusts I through IX    Secretary
                      Sec.; Clerk     Colonial High Income
                      IPC Mbr.;          Municipal Trust                   Secretary
                      Dir; Gen.       Colonial InterMarket Income
                      Counsel            Trust I                           Secretary
                                      Colonial Intermediate High
                                         Income Fund                       Secretary
                                      Colonial Investment Grade
                                         Municipal Trust                   Secretary
                                      Colonial Municipal Income
                                         Trust                             Secretary
                                      Liberty Funds Distributor,
                                         Inc.                              Dir.; Clerk
                                      Liberty Funds Services, Inc.         Clerk; Dir.
                                      Liberty Funds Group LLC              V.P.; Gen.
                                                                           Counsel and
                                                                           Secretary
                                      Liberty Variable Investment
                                         Trust                             Secretary


                                      Colonial Advisory Services,
                                         Inc.                              Dir.; Clerk
                                      AlphaTrade Inc.                      Dir.; Clerk
                                      Liberty Financial Advisors,
                                         Inc.                              Dir.; Sec.
                                      Liberty All-Star Equity Fund         Secretary
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Secretary

Connaughton,          V.P.            Liberty Funds Trusts I through VIII  CAO; Controller
  J. Kevin                            Liberty Variable Investment
                                         Trust                             CAO; Controller
                                      Colonial High Income
                                         Municipal Trust                   CAO; Controller
                                      Colonial Intermarket Income
                                         Trust I                           CAO; Controller
                                      Colonial Intermediate High
                                         Income Fund                       CAO; Controller
                                      Colonial Investment Grade
                                         Municipal Trust                   CAO; Controller
                                      Colonial Municipal Income
                                         Trust                             CAO; Controller
                                      Liberty All-Star Equity Fund         Controller
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Controller
                                      Liberty Trust IX                     Controller

Daniszewski,          V.P.
 Joseph J.

Dearborn, James       V.P.

Desilets, Marian H.   V.P.            Liberty Funds Distributor,
                                         Inc.                              V.P.
                                      Liberty Funds Trusts I through IX    Asst. Sec.
                                      Colonial High Income
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Intermarket Income
                                         Trust I                           Asst. Sec.
                                      Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade

                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.
DiSilva-Begley,       V.P.            Colonial Advisory Services,          Compliance
  Linda               IPC Mbr.           Inc.                              Officer

Eckelman, Marilyn     Sr. V.P.

Ericson, Carl C.      Sr. V.P.        Colonial Intermediate High
                      IPC Mbr.           Income Fund                       V.P.
                                      Colonial Advisory Services,          Pres.; CEO
                                         Inc.                              and CIO

Evans, C. Frazier     Sr. V.P.        Liberty Funds Distributor,
                                         Inc.                              Mng. Director

Feloney, Joseph L.    V.P.            Colonial Advisory Services,
                      Asst. Treas.       Inc.                              Asst. Treas.
                                      Liberty Funds Group LLC              Asst. Treas.

Finnemore,            Sr. V.P.        Colonial Advisory Services,
  Leslie W.                              Inc.                              Sr. V.P.

Franklin,             Sr. V.P.        AlphaTrade Inc.                      President
  Fred J.             IPC Mbr.        Liberty Financial Companies,         Chief
                                         Inc.                              Compliance
                                                                           Officer; V.P.

Garrison,
  William M.          V.P.            Stein Roe & Farnham
                                         Incorporated                      V.P.

Gibson, Stephen E.    Dir.; Pres.;    Liberty Funds Group LLC              Dir.;
                      CEO;                                                 Pres.; CEO;
                      Chairman of                                          Exec. Cmte.
                      the Board;                                           Mbr.; Chm.
                      IPC Mbr.        Liberty Funds Distributor,
                                         Inc.                              Dir.; Chm.
                                      Colonial Advisory Services,
                                         Inc.                              Dir.; Chm.

                                      Liberty Funds Services, Inc.         Dir.; Chm.
                                      AlphaTrade Inc.                      Dir.
                                      Liberty Funds Trusts I
                                         through VIII                      President
                                      Colonial High Income
                                         Municipal Trust                   President
                                      Colonial InterMarket Income
                                         Trust I                           President
                                      Colonial Intermediate High
                                         Income Fund                       President
                                      Colonial Investment Grade
                                         Municipal Trust                   President
                                      Colonial Municipal Income
                                         Trust                             President
                                      Liberty Financial Advisors,
                                         Inc.                              Director
                                      Stein Roe & Farnham
                                         Incorporated                      Asst. Chairman;
                                                                           Exec. V.P.
                                      Liberty Variable Investment
                                         Trust                             President

Hansen, Loren         Sr. V.P.;
                      IPC Mbr.

Harasimowicz,         V.P.
 Stephen

Hartford, Brian       Sr. V.P.

Haynie, James P.      Sr. V.P.        Colonial Advisory Services,
                                         Inc.                              Sr. V.P.

                                      Stein Roe & Farnham
                                         Incorporated                      Sr. V.P.

Held, Dorothy         V.P.

Hernon, Mary          V.P.

Hounsell, Clare F.    V.P.            Stein Roe & Farnham
                                         Incorporated                      V.P.

Iudice,               V.P.;           Liberty Funds Group LLC              Controller,
 Philip J., Jr.       Controller                                           CAO, Asst.

                      Asst.                                                Treas.
                      Treasurer       Liberty Funds Distributor,           CFO,
                                         Inc.                              Treasurer
                                      Colonial Advisory Services,          Controller;
                                         Inc.                              Asst. Treas.
                                      AlphaTrade Inc.                      CFO, Treas.
                                      Liberty Financial Advisors,
                                         Inc.                              Asst. Treas.

Jacoby, Timothy J.    Sr. V.P.;       Liberty Funds Group LLC              V.P., Treasr.,
                      CFO;                                                 CFO
                      Treasurer       Liberty Funds Trusts I
                                         through VIII                      Treasr.,CFO
                                      Colonial High Income
                                         Municipal Trust                   Treasr.,CFO
                                      Colonial InterMarket Income
                                         Trust I                           Treasr.,CFO
                                      Colonial Intermediate High
                                         Income Fund                       Treasr.,CFO
                                      Colonial Investment Grade
                                         Municipal Trust                   Treasr.,CFO
                                      Colonial Municipal Income
                                         Trust                             Treasr.,CFO
                                      Colonial Advisory Services,
                                         Inc.                              CFO, Treasr.
                                      Liberty Financial Advisors,
                                         Inc.                              Treasurer
                                      Stein Roe & Farnham
                                         Incorporated                      Snr. V.P.
                                      Liberty Variable Investment
                                         Trust                             Treasurer, CFO
                                      Liberty All-Star Equity Fund         Treasurer
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Treasurer
                                      Liberty Funds Trust IX               Treasurer

Jansen, Deborah       Sr. V.P.        Stein Roe & Farnham
                                         Incorporated                      Sr. V.P.

Jersild, North T.     V.P.            Stein Roe & Farnham
                                         Incorporated                      V.P.

Johnson, Gordon       V.P.

Knudsen, Gail E.      V.P.            Liberty Funds Trusts I
                                         through IX                        Asst. Treas.
                                      Colonial High Income
                                         Municipal Trust                   Asst. Treas.
                                      Colonial InterMarket Income
                                         Trust I                           Asst. Treas.
                                      Colonial Intermediate High
                                         Income Fund                       Asst. Treas.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Treas.
                                      Colonial Municipal Income
                                         Trust                             Asst. Treas.
                                      Liberty Variable Investment
                                         Trust                             Asst. Treas.
                                      Liberty All-Star Equity Fund         Asst. Treas.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Treas.

Lapointe, Thomas      V.P.

Lasman, Gary          V.P.

Lennon, John E.       Sr. V.P.        Colonial Advisory Services,
                                         Inc.                              V.P.

Lenzi, Sharon         V.P.

Lessard, Kristen      V.P.

Loring, William
   C., Jr.            Sr. V.P.

MacKinnon,
    Donald S.         Sr. V.P.

Marcus, Harold        V.P.

Muldoon, Robert       V.P.

Newman, Maureen       Sr. V.P.

O'Brien, David        Sr. V.P.

Ostrander, Laura      Sr. V.P.        Colonial Advisory Services,
                                         Inc.                              V.P.

Palombo, Joseph R.  Dir.;             Colonial Advisory Services,
                    Exe. V.P.;           Inc.                              Dir.
                    IPC Mbr.;         Colonial High Income


                                         Municipal Trust                   V.P.
                                      Colonial InterMarket
                                         Income Trust I                    V.P.
                                      Colonial Intermediate High
                                         Income Fund                       V.P.
                                      Colonial Investment Grade
                                         Municipal Trust                   V.P.
                                      Colonial Municipal Income
                                         Trust                             V.P.
                                      Liberty Funds Trusts I through IX    V.P.
                                      Liberty Funds Services, Inc.         Director
                                      Liberty Funds Group LLC              CAO; Ex. V.P.
                                      Liberty Funds Distributor,
                                         Inc.                              Director
                                      AlphaTrade Inc.                      Director
                                      Liberty Financial Advisors,
                                         Inc.                              Director
                                      Stein Roe & Farnham
                                         Incorporated                      Exec. V.P.
                                      Liberty Variable Investment
                                         Trust                             V.P.
                                      Liberty All-Star Equity Fund         V.P.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              V.P.

Peishoff, William   V.P.

Peterson, Ann T.    V.P.              Colonial Advisory Services,
                                         Inc.                              V.P

Pielech, Mitchell   V.P.

Pope, David         V.P.

Reading, John       V.P.;             Liberty Funds Services, Inc.         Asst. Clerk
                    Asst.             Liberty Funds Group LLC              Asst. Sec.
                    Sec.;             Colonial Advisory Services,
                    Asst.                Inc.                              Asst. Clerk
                    Clerk and         Liberty Funds Distributor,
                    Counsel              Inc.                              Asst. Clerk
                                      AlphaTrade Inc.                      Asst. Clerk
                                      Liberty Funds Trusts I through IX    Asst. Sec.
                                      Colonial High Income
                                         Municipal Trust                   Asst. Sec.
                                      Colonial InterMarket Income
                                         Trust I                           Asst. Sec.

                                      Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      Liberty Financial Advisors,
                                         Inc.                              Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Rega, Michael         V.P.            Colonial Advisory Services, Inc.     V.P.

Richards, Scott B.    Sr. V.P.        Colonial Advisory Services, Inc.     Senior V.P.

Schermerhorn, Scott   Sr. V.P.

Seibel, Sandra L.     V.P.            Colonial Advisory Services, Inc.     V.P.

Shields, Yvonne B.    V.P.            Stein Roe & Farnham
                                         Incorporated                      V.P.

Smalley, Gregg        V.P.

Spanos, Gregory J.    Sr. V.P.        Colonial Advisory Services, Inc.     Exec. V.P.

Stevens, Richard      V.P.            Colonial Advisory Services, Inc.     V.P.

Stoeckle, Mark        Sr. V.P.        Colonial Advisory Services, Inc.     V.P.

Swayze, Gary          Sr. V.P.

Thomas, Ronald        V.P.

Turcotte,
  Frederick J.        V.P.            Liberty Funds Services, Inc.         V.P.
                                      Liberty Funds Distributor, Inc.      V.P.
                                      Colonial Advisory Services, Inc.     V.P.
                                      AlphaTrade Inc.                      V.P.
                                      Liberty Funds Group LLC              V.P.
                                      Liberty Financial Services, Inc.     V.P.
                                      Liberty Financial Companies, Inc.    V.P. and
                                                                           Managing Dir.
                                                                           of Taxation
                                      LREG, Inc.                           V.P.
                                      Liberty Newport Holdings, Limited    V.P.
                                      Newport Pacific Management, Inc.     V.P.
                                      Newport Fund Management, Inc.        V.P.
                                      Newport Private Equity Asia, Inc.    V.P.
                                      Independent Holdings, Inc.           V.P.
                                      IFS Agencies, Inc.                   V.P.
                                      IFMG Agencies of Maine, Inc.         V.P.
                                      IFMG Agencies of Oklahoma, Inc.      V.P.
                                      IFS Agencies of Alabama, Inc.        V.P.
                                      IFS Agencies of New Mexico, Inc.     V.P.
                                      IFS Insurance Agencies of Ohio, Inc. V.P.
                                      IFS Insurance Agencies of Texas,
                                         Inc.                              V.P.
                                      Liberty Securities Corporation       V.P.
                                      Stein Roe Services, Inc.             V.P.
                                      Stein Roe & Farnham Incorporated     V.P.
                                      Stein Roe Futures, Inc.              V.P.
                                      Progress Investment Management
                                         Company                           V.P.
                                      Crabbe Huson Group, Inc.             V.P.

Wallace, John R.      V.P.            Colonial Advisory Services,
                      Asst. Treas.       Inc.                              Asst. Treas.
                                      Liberty Funds Group LLC              Asst. Treas.

Ware, Elizabeth M.    V.P.

Wiley, Christine      V.P.

Wiley, Peter        V.P.

-----------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 31.  Location of Accounts and Records

          Registrant:              Colonial Investment Grade Interval Trust
                                   One Financial Center
                                   Boston, Massachusetts 02111-2621

          Investment Advisor:      Colonial Management Associates, Inc.
                                   One Financial Center
                                   Boston, Massachusetts 02111-2621

          Custodian:               The Chase Manhattan Bank
                                   270 Park Avenue
                                   New York, New York 10017-2070

          Transfer Agent:          Colonial Management Associates, Inc.
                                   One Financial Center
                                   Boston, Massachusetts 02111-2621

Item 32.  Management Services

          Not Applicable

Item 33.  Undertakings

          The Registrant hereby undertakes:

          (1) To suspend the offering of its common shares of beneficial interest until it amends its prospectus if (i) subsequent to the effective date of this Registration Statement, the net asset value per share of beneficial interest declines more than 10 percent from its net asset value per share of beneficial interest as of the effective date of this Registration Statement or, (ii) its net asset value per share of beneficial interest increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

          (2) Not Applicable

          (3) Not Applicable

          (4) Not Applicable

          (5) (a) That, for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as a part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

              (b) That, for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

          (6) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of November, 1999.

                        COLONIAL INVESTMENT GRADE INTERVAL TRUST

                         By: /s/ STEPHEN E. GIBSON
                             ----------------------
                             Stephen E. Gibson
                             President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                         DATE
----------                    -----                         ----


/s/ STEPHEN E. GIBSON         President (chief              November 18, 1999
------------------------      executive officer)
Stephen E. Gibson


/s/ J. KEVIN CONNAUGHTON      Controller and Chief          November 18, 1999
------------------------      Accounting Officer
J. Kevin Connaughton


/s/ TIMOTHY J. JACOBY         Treasurer and Chief           November 18, 1999
------------------------      Financial Officer
Timothy J. Jacoby